As filed with the Securities and Exchange Commission on October 28, 2015

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒
(Check appropriate box or boxes.)

FQF TRUST

(Exact name of Registrant as Specified in Charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With a Copy to:
Ronald C. Martin, Vice President	Stacy L. Fuller, Esq.
60 State Street	K&L Gates LLP
Suite 700	1601 K Street, NW
Boston, MA 02109	Washington, D.C. 20006-1600

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FQF TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus

Statement of Additional Information

Part C of Form N-1A

Signature Page

Exhibit Index

Exhibits

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

Prospectus

QuantShares U.S. Market Neutral Momentum Fund — (MOM)

QuantShares U.S. Market Neutral Value Fund — (CHEP)

QuantShares U.S. Market Neutral Size Fund — (SIZ)

QuantShares U.S. Market Neutral Anti-Beta Fund — (BTAL)

QuantShares Hedged Dividend Income Fund — (DIVA)

QuantShares Equal Weighted Value Factor Fund — (RVAL)

QuantShares Equal Weighted Low Beta Factor Fund — (LBET)

QuantShares Equal Weighted High Momentum Factor Fund — (HIMO)

October 28, 2015

Shares of the Funds are not individually redeemable and the owners of Shares may purchase or redeem Shares from each Fund in Creation Units only. The purchase and sale price of individual Shares trading on an Exchange may be below, at or above the most recently calculated NAV for such Shares. Shares are, or upon commencement of operations will be, listed for trading on NYSE Arca, Inc. (“Exchange”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Fund Summaries

QuantShares U.S. Market Neutral Momentum Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	20.26%
Dividend, Interest and Brokerage Expenses on Short Positions	1.94%
Total Annual Fund Operating Expenses	20.76%
Fee Waiver and Expense Reimbursement(3)	(17.33)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	3.43%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 1.49% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$346	$3,924	$6,464	$10,038

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 398% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Momentum Index is the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”), in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Momentum Index identifies approximately the 20% of securities with the highest momentum within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest momentum within each sector as equal-weighted short positions. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Momentum Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target Momentum Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Momentum Index that, collectively, have an investment profile correlated with the Target Momentum Index.

The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Momentum Index that the Adviser believes will help the Fund track its Target Momentum Index. Such instruments may include long and short common stocks not in the Target Momentum Index, derivatives, including swap agreements based on the Target Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target Momentum Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral — meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. If, between reconstitutions the value of short positions in the Target Momentum Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Momentum Index will be rebalanced back to equal weights and sector neutrality. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Momentum Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Momentum Risk: For the Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Momentum Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Momentum Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Momentum Index. As a result, the Fund expects to hold constituent securities of the Target Momentum Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Momentum Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Momentum Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Momentum Index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Momentum Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.quant-shares.com.

For the period shown in the bar chart above:

Best Quarter	(June 30, 2012)	7.37%
Worst Quarter	(June 30, 2013)	(2.96)%

The year-to-date return as of the calendar quarter ended September 30, 2015 is 12.03%.

Average Annual Total Returns (for the periods ended December 31, 2014)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	(4.63)%	0.19%	September 6, 2011
After Taxes on Distributions	(4.63)%	(0.06)%	=
After Taxes on Distributions and Sale of Shares	(2.62)%	0.08%	=
Dow Jones U.S. Thematic Market Neutral Momentum Index	(2.25)%	2.59%	=
S&P 500 Index	13.69%	21.29%	=
Russell 1000 Index	13.24%	21.34%	=

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2011)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2011)	Co-Portfolio Manager
Philip Lee, PhD	Since 2013	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

QuantShares U.S. Market Neutral Value Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	10.23%
Dividend, Interest and Brokerage Expenses on Short Positions	1.71%
Total Annual Fund Operating Expenses	10.73%
Fee Waiver and Expense Reimbursement(3)	(7.53)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	3.20%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 1.49% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$323	$2,384	$4,216	$7,952

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 351% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Value Index is the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”), in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Value Index identifies approximately the 20% of securities with the highest value ranking within each sector as equal-weighted long positions and approximately the 20% of securities with the lowest value ranking within each sector as equal-weighted short positions. A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. These ratios seek to identify stocks that may be considered inexpensive (or “cheap”) relative to other stocks. Thus, “cheap” stocks with below average valuations within each sector receive higher rankings, and expensive stocks with above average valuations within each sector receive lower rankings.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Value Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target Value Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Value Index that, collectively, have an investment profile correlated with the Target Value Index.

The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Value Index that the Adviser believes will help the Fund track its Target Value Index. Such instruments may include long and short common stocks not in the Target Value Index, derivatives, including swap agreements based on the Target Value Index and futures contracts on equity indexes, and money market instruments.

The Target Value Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral — meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. If, between reconstitutions the value of short positions in the Target Value Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Value Index will be rebalanced back to equal weights and sector neutrality. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Value Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Value Risk: For the Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when value investing is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks are subject to the risks that their intrinsic value may never be realized by the market.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Value Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund's use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Value Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Value Index. As a result, the Fund expects to hold constituent securities of the Target Value Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Value Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Value Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Value Index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Value Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.quant-shares.com.

For the period shown in the bar chart above:

Best Quarter	(December 31, 2013)	6.49%
Worst Quarter	(June 30, 2012)	(4.00)%

The year-to-date return as of the calendar quarter ended September 30, 2015 is (7.77)%.

Average Annual Total Returns (for the periods ended December 31, 2014)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	(1.52)%	4.17%	September 12, 2011
After Taxes on Distributions	(1.52)%	3.72%	=
After Taxes on Distributions and Sale of Shares	(0.86)%	3.12%	=
Dow Jones U.S. Thematic Market Neutral Value Index	1.27%	6.58%	=
S&P 500 Index	13.69%	21.48%	=
Russell 1000 Index	13.24%	21.52%	=

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2011)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2011)	Co-Portfolio Manager
Philip Lee, PhD	Since 2013	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

QuantShares U.S. Market Neutral Size Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	15.85%
Dividend, Interest and Brokerage Expenses on Short Positions	2.18%
Total Annual Fund Operating Expenses	16.35%
Fee Waiver and Expense Reimbursement(3)	(12.68)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	3.67%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 1.49% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$369	$3,318	$5,634	$9,482

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Size Index is the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”), in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Size Index identifies approximately the 20% of securities with the smallest market capitalizations within each sector as equal-weighted long positions and approximately the 20% of securities with the largest market capitalizations within each sector as equal-weighted short positions.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Size Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target Size Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Size Index that, collectively, have an investment profile correlated with the Target Size Index.

The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Size Index that the Adviser believes will help the Fund track its Target Size Index. Such instruments may include long and short common stocks not in the Target Size Index, derivatives, including swap agreements based on the Target Size Index and futures contracts on equity indexes, and money market instruments.

The Target Size Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral — meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. If, between reconstitutions the value of short positions in the Target Size Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Size Index will be rebalanced back to equal weights and sector neutrality. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Size Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Size Risk: For the Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Size Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Size Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Size Index. As a result, the Fund expects to hold constituent securities of the Target Size Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the largest market capitalization within each sector) outperforms the long portfolio (made up of the securities with the smallest market capitalization within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Size Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Size Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Size Index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Size Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.quant-shares.com.

For the period shown in the bar chart above:

Best Quarter	(December 31, 2012)	2.16%
Worst Quarter	(September 30, 2014)	(6.04)%

The year-to-date return as of the calendar quarter ended September 30, 2015 is (5.02)%.

Average Annual Total Returns (for the periods ended December 31, 2014)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	(4.90)%	(0.66)%	September 6, 2011
After Taxes on Distributions	(4.90)%	(0.72)%	=
After Taxes on Distributions and Sale of Shares	(2.77)%	(0.51)%	=
Dow Jones U.S. Thematic Market Neutral Size Index	(2.80)%	1.30%	=
S&P 500 Index	13.69%	21.29%	=
Russell 1000 Index	13.24%	21.34%	=

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2011)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2011)	Co-Portfolio Manager
Philip Lee, PhD	Since 2013	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

QuantShares U.S. Market Neutral Anti-Beta Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	6.93%
Dividend, Interest and Brokerage Expenses on Short Positions	1.40%
Total Annual Fund Operating Expenses	7.43%
Fee Waiver and Expense Reimbursement(3)	(4.54)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.89%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 1.49% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed 1.49% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$292	$1,773	$3,182	$6,417

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 577% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

The universe for the Target Anti-Beta Index is the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”), in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Anti-Beta Index identifies approximately the 20% of securities with the lowest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the highest betas within each sector as equal-weighted short positions. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. A stock’s beta is based on its sensitivity to weekly market movements over the last twelve months as measured by its price movements relative to those of the universe as a whole. High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Anti-Beta Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target Anti-Beta Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Anti-Beta Index that, collectively, have an investment profile correlated with the Target Anti-Beta Index.

The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Anti-Beta Index that the Adviser believes will help the Fund track its Target Anti-Beta Index. Such instruments may include long and short common stocks not in the Target Anti-Beta Index, derivatives, including swap agreements based on the Target Anti-Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Anti-Beta Index, which is compiled by Dow Jones Indexes, is equal-weighted and sector neutral — meaning that at each monthly reconstitution of the index, all of the components of the index are equal-weighted and the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. If, between reconstitutions the value of short positions in the Target Anti-Beta Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Anti-Beta Index will be rebalanced back to equal weights and sector neutrality. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Anti-Beta Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

Anti-Beta Risk: For the Fund, anti-beta investing entails investing in securities that exhibit less volatility and shorting securities that exhibit more volatility relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Anti-Beta Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Anti-Beta Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Anti-Beta Index. As a result, the Fund expects to hold constituent securities of the Target Anti-Beta Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest betas within each sector) outperforms the long portfolio (made up of the securities with the lowest betas within each sector), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Anti-Beta Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Anti-Beta Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Anti-Beta Index.

Performance Information

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.quant-shares.com.

For the period shown in the bar chart above:

Best Quarter	(June 30, 2012)	11.70%
Worst Quarter	(March 31, 2012)	(9.75)%

The year-to-date return as of the calendar quarter ended September 30, 2015 is 5.58%.

Average Annual Total Returns (for the periods ended December 31, 2014)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	4.37%	(5.94)%	September 12, 2011
After Taxes on Distributions	4.37%	(6.10)%	=
After Taxes on Distributions and Sale of Shares	2.47%	(4.47)%	=
Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	7.35%	(3.86)%	=
S&P 500 Index	13.69%	21.48%	=
Russell 1000 Index	13.24%	21.52%	=

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2011)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2011)	Co-Portfolio Manager
Philip Lee, PhD	Since 2013	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

QuantShares Hedged Dividend Income Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	5.54%
Dividend, Interest and Brokerage Expenses for Short Positions	0.82%
Acquired Fund Fees and Expenses(2)	0.02%
Total Annual Fund Operating Expenses	6.06%
Fee Waiver and Expense Reimbursement(3)	(4.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.83%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Based on estimated amounts for the current fiscal year.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.99% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.99% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$186	$1,423

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the fiscal period from January 15, 2015 to June 30, 2015, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance of the Indxx Hedged Dividend Income Index (the “Target Hedged Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks, including the short positions, in the Target Hedged Dividend Index. The Target Hedged Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate.

In seeking to track the Target Hedged Dividend Index, at each rebalance the Fund will invest approximately 100% of its net assets in the long components identified by the index and obtain short exposure to the short components of the index equal to approximately 50% of its net assets. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some potential gains when the markets rise. In tracking the Target Hedged Dividend Index, the Fund is designed to provide high dividend income with a secondary goal of capital appreciation.

The performance of the Fund will depend on the differences in the total return between its long positions and short positions. For example, in a rising market, if the Fund’s long positions appreciate more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return.

The universe for the Target Hedged Dividend Index is the largest 1000 U.S. listed issuers, including real estate investment trusts, (“REITs”), master limited partnerships (“MLPs”) and business development companies (“BDCs”) that meet certain average trading volume and free float requirements established by Indxx LLC (“universe”). The Target Hedged Dividend Index identifies the 100 securities that consistently pay the highest dividends and that have the highest dividend yields as equal-weighted long components equal to 100% of net assets and approximately 150 – 200 securities that inconsistently pay dividends or consistently pay the lowest or no dividends and have the lowest dividend yields as equal-weighted short components equal to approximately 50% of net assets. The consistency and amount of a security’s dividend payments is based on the regularity and amount of dividends paid over the last three years.

Although the Fund will seek to invest in all of the long and short positions that comprise the Target Hedged Dividend Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Hedged Dividend Index. A sampling strategy involves investing in a representative sample of the long and short positions in the Target Hedged Dividend Index that, collectively, have an investment profile correlated with the Target Hedged Dividend Index. In either case, the weightings of the long and short positions in the Fund’s portfolio may differ from their weightings in the Target Hedged Dividend Index.

The Fund may invest up to 20% of its total assets in instruments other than the long and short positions in the Target Hedged Dividend Index that the Adviser believes will help the Fund track its Target Hedged Dividend Index. Such instruments may include long and short common stocks not in the Target Hedged Dividend Index, derivatives, including swap agreements based on the Target Hedged Dividend Index and futures contracts on equity indexes and money market instruments.

The Target Hedged Dividend Index is reconstituted quarterly and rebalanced monthly. In the long components of the index, the weight of each sector is subject to a 25% cap. In the short components of the index, each sector’s weight is half its weight in the long components. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Hedged Dividend Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The overall performance of the Fund depends on the net performance of the long and short positions in its portfolio. It is possible for the Fund to experience a net loss across all positions.

High Dividend Risk: For the Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

BDC Risk: BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Concentration Risk: To the extent that the Target Hedged Dividend Index is concentrated in a particular industry, the Fund also is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk: The Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price. Leverage may magnify the Fund’s gains or losses.

Long/Short Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or the Target Hedged Dividend Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit the Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs.

Master Limited Partnership Risk: The Fund may invest in Master Limited Partnerships (MLPs), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” (QPTPs) for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

QuantShares Hedged Dividend Income Fund (DIVA) invests in Master Limited Partnerships (MLPs) that are treated as QPTPs for federal income tax purposes and those investments may be limited by its intention to qualify as a regulated investment company for tax purposes, and may bear adversely on its ability to so qualify. For these purposes, DIVA is limited to investing no more than 25% of the value of its total assets in one or more QPTPs. If DIVA does not appropriately limit such investments, its status as a regulated investment company will be jeopardized. If, in any year, DIVA were to fail to qualify as a regulated investment company, DIVA would be subject to U.S. federal income tax on all its income.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Hedged Dividend Index. As a result, the Fund expects to hold constituent securities of the Target Hedged Dividend Index Fund regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of securities with low dividend yields) outperforms the long portfolio (made up of securities with high dividend yields), the performance of the Fund would be negatively affected. In addition, when the Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Fund may maintain high levels of cash or liquid assets.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Hedged Dividend Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Hedged Dividend Index. If the Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of the Fund will likely diverge from that of its Target Hedged Dividend Index.

Performance Information

No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.quant-shares.com.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

QuantShares Equal Weighted Value Factor Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones Relative Value Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.68%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement(3)	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Based on estimated amounts for the current fiscal year.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.65% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.65% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$66	$268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones Relative Value Index (the “Target Relative Value Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks in the Target Relative Value Index.

The universe for the Target Relative Value Index is the top 1000 eligible securities, including real estate investment trusts (“REITs”), by market capitalization in Dow Jones’s U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Relative Value Index identifies the 20% of securities with the highest value ranking within each sector as equal-weighted components of the index. A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last 12 months to price; and most recent book value to price. Thus, less expensive (or “cheap”) stocks with below average valuations within each sector receive higher rankings.

Although the Fund will seek to invest in all of the positions that comprise the Target Relative Value Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Relative Value Index. A sampling strategy involves investing in a representative sample of the positions in the Target Relative Value Index that, collectively, have an investment profile correlated with the Target Relative Value Index. In either case, the weightings of the positions in the Fund’s portfolio may differ from their weightings in the Target Relative Value Index.

The Fund may invest up to 20% of its total assets in instruments other than the positions in the Target Relative Value Index that the Adviser believes will help the Fund track its Target Relative Value Index. Such instruments, if used, may include common stocks not in the Target Relative Value Index, derivatives, including swap agreements based on the Target Relative Value Index and futures contracts on equity indexes, and money market instruments.

The Target Relative Value Index, which is compiled by Dow Jones, is equal-weighted meaning that at each rebalancing of the index, all of the components of the index are equal-weighted and the number of positions in each sector is determined by the number of total securities within each sector in the universe. The Target Relative Value Index is reconstituted and rebalanced monthly. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Relative Value Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Value Factor Risk: For the Fund, value investing entails investing in securities that, relative to the other securities in the universe, are cheap and, therefore, have below-average valuations based on ratios such as earnings to price, book to price or cash flow to price. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Relative Value Index is concentrated in a particular industry, the Fund also is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Relative Value Index. As a result, the Fund expects to hold constituent securities of the Target Relative Value Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Relative Value Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Relative Value Index. If the Fund is small, it may experience greater tracking error.

Performance Information

No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.quant-shares.com.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

QuantShares Equal Weighted Low Beta Factor Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones Low Beta Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.68%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement(3)	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Based on estimated amounts for the current fiscal year.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”) has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.65% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.65% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$66	$268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones Low Beta Index (the “Target Low Beta Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks in the Target Low Beta Index.

The universe for the Target Low Beta Index is the top 1000 eligible securities, including real estate investment trusts (“REITs”), by market capitalization in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Low Beta Index identifies the 20% of securities with the lowest betas within each sector as equal-weighted components of the index. Beta measures the relative volatility of the price of a security compared with that of a market index; beta is calculated using historical market index data. For the Fund, beta is measured based on a security’s sensitivity to weekly market movements over the last 12 months as measured by its price movements relative to those of the universe as a whole.

Although the Fund will seek to invest in all of the positions that comprise the Target Low Beta Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target Low Beta Index. A sampling strategy involves investing in a representative sample of the positions in the Target Low Beta Index that, collectively, have an investment profile correlated with the Target Low Beta Index. In either case, the weightings of the positions in the Fund’s portfolio may differ from their weightings in the Target Low Beta Index.

The Fund may invest up to 20% of its total assets in instruments other than the positions in the Target Low Beta Index that the Adviser believes will help the Fund track its Target Low Beta Index. Such instruments may include common stocks not in the Target Low Beta Index, derivatives, including swap agreements based on the Target Low Beta Index and futures contracts on equity indexes, and money market instruments.

The Target Low Beta Index, which is compiled by Dow Jones, is equal-weighted meaning that at each rebalancing of the index, all of the components of the index are equal-weighted and the number of positions in each sector is determined by the number of total securities within each sector in the universe. The Target Low Beta Index is reconstituted monthly. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target Low Beta Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Low Beta Risk: For the Fund, low beta investing entails investing in securities whose betas are in the lowest 20% within each sector in the universe. Beta measures the relative volatility of a security’s price compared with that of a market index; beta is calculated using historical market index data. For the Fund, beta is measured based on a security’s sensitivity to weekly market movements over the last 12 months as measured by its price movements relative to a market index. There is a risk that the present and future beta of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be less volatile than the universe since it will have exposure to the least volatile stocks in the universe and may trail the market during times of high market returns.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target Low Beta Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target Low Beta Index. As a result, the Fund expects to hold constituent securities of the Target Low Beta Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target Low Beta Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Low Beta Index. If the Fund is small, it may experience greater tracking error.

Performance Information

No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.quant-shares.com.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

QuantShares Equal Weighted High Momentum Factor Fund

Investment Objective

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones High Momentum Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	0.00%
Other Expenses(2)	0.68%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement(3)	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%

(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

(2) Based on estimated amounts for the current fiscal year.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least October 31, 2016 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.65% of average net assets. This undertaking can only be changed with approval of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.65% of the Fund’s average net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS
$66	$268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund seeks to track the performance of the Dow Jones High Momentum Index (the “Target High Momentum Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks in the Target High Momentum Index.

The universe for the Target High Momentum Index is the top 1000 eligible securities, including real estate investment trusts (“REITs”), by market capitalization in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target High Momentum Index identifies the 20% of securities with the highest momentum within each sector as equal-weighted components of the index. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. High momentum stocks are those stocks with higher total returns.

Although the Fund will seek to invest in all of the positions that comprise the Target High Momentum Index in approximately the same weight as they appear in the index, the Fund may use a sampling strategy to track the performance of the Target High Momentum Index. A sampling strategy involves investing in a representative sample of the positions in the Target High Momentum Index that, collectively, have an investment profile correlated with the Target High Momentum Index. In either case, the weightings of the positions in the Fund’s portfolio may differ from their weightings in the Target High Momentum Index.

The Fund may invest up to 20% of its total assets in instruments other than positions in the Target High Momentum Index the Adviser believes will help the Fund track its Target High Momentum Index. Such instruments may include common stocks not in the Target High Momentum Index, derivatives, including swap agreements based on the Target High Momentum Index and futures contracts on equity indexes, and money market instruments.

The Target High Momentum Index, which is compiled by Dow Jones, is equal-weighted meaning that at each rebalancing of the index, all of the components of the index are equal-weighted and the number of positions in each sector is determined by the number of total securities within each sector in the universe. The Target High Momentum Index is reconstituted monthly. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Target High Momentum Index is concentrated.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

High Momentum Risk: For the Fund, momentum investing entails investing in securities that have in the first 12 of the last 13 months had higher total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk: To the extent that the Target High Momentum Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors. such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Stock Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target High Momentum Index. As a result, the Fund expects to hold constituent securities of the Target High Momentum Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target High Momentum Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target High Momentum Index. If the Fund is small, it may experience greater tracking error.

Performance Information

No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.quant-shares.com.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

More Information About the Funds

More Information About Dividend, Interest and Brokerage Expenses on Short Positions

The fees and expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund, QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Value Fund, and QuantShares Hedged Dividend Income Fund, as stated in each Fund’s fee table, include a Dividend, Interest and Brokerage Expense for Short Positions because each Fund engages in short sales as a primary investment strategy and each Fund incurs such an expense when it sells securities short. In a short sale, a Fund borrows the security from a lender and then sells the security in the general market. When a Fund engages in short sales, it will normally incur two types of expenses, which increase the Fund’s expense ratio: borrowing expenses and dividend expenses.

In connection with the short sale, a Fund may receive interest income from the investment of cash collateral received in connection with a short sale or be charged a fee on borrowed stock. This income or fee is calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. The net amounts of such income or fees are recorded as “interest income” (for net income received) or “borrowing expense on securities sold short” (for net fees charged) on a Fund’s Statement of Operations.

A Fund incurs dividend expenses until the borrowed stock is returned to the lender. These expenses are paid to the lender of the stock and are based upon the amount of any dividends declared on the stock during the time the securities are on loan to the Fund. Having sold the borrowed stock, a Fund does not itself collect the dividends, and thus has a net expense payable to the lender. This payment is recorded as “dividend expense on securities sold short” on a Fund’s financial statements. Short sale dividend expenses generally reduce the market value of the stock by the amount of the dividend declared, thus increasing a Fund’s unrealized gain or reducing the Fund’s unrealized loss on the stock sold short.

It is important to note that when a Fund sells a stock short, the proceeds are typically held in cash, which earns interest at a negotiated rate. This interest, when combined with a Fund’s other investment income, is expected to offset — wholly or in part — the Fund’s short sale borrowing and dividend expenses and thereby reduce total expenses. Nevertheless, a shareholder will bear the cost of the Dividend, Interest and Brokerage Expense for Short Positions.

More Information About the Funds’ Investment Objectives

As discussed above, each Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of a particular index (“Target Index”). Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.

More Information About the Funds’ Principal Investment Strategies

Although it is expected that each Fund’s assets will be invested in all of the positions that comprise its Target Index, FFCM LLC (the “Adviser”) may use a representative sampling strategy in managing each Fund’s portfolio. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile correlated with the relevant Target Index. Pursuant to a representative sampling strategy, a Fund’s assets may not be invested in substantially all of the securities that make up the Target Index, and/or the Fund’s weightings in each security may differ from those of the Target Index. In these cases, the Adviser will invest a Fund’s assets in a sample of the securities that make up the Target Index, seeking to construct a portfolio whose market capitalization, industry weightings, fundamental investment characteristics (such as return variability, earnings valuation and yield) and liquidity measures perform like those of the Target Index. At least 80% of a Fund’s net assets (plus borrowings for investment purposes) will be invested in securities, including the short positions (if applicable), in the Target Index. Each Fund may invest the remainder of its assets in securities and short positions not included in its Target Index, derivatives, including swap agreements based on the Target Index and futures contracts based on equity indexes, and money market instruments that the Adviser believes will help the Fund to track its Target Index.

The Funds are factor-based investments. Generally speaking, a “factor” is an attribute or characteristic of a security or a group of securities in a particular universe as compared to the other securities in that same universe, and factor-based investing generally implies investing in a group of securities because they exhibit a particular attribute or characteristic. Examples of investment factors include dividends, momentum, value, size and beta.

A Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, a Fund may not be able to invest in certain securities included in its Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, a Fund may not track its Target Index with the same degree of accuracy as it otherwise would.

Money market instruments may include repurchase agreements or other funds which invest in money market instruments. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. Investments in securities and financial instruments may be used by the Fund in managing cash flows.

More Information About the Target U.S. Market Neutral Indices

Each U.S. Market Neutral Fund (the QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund) seeks to track the performance of a Dow Jones U.S. Thematic Market Neutral Index. Dow Jones Indexes is the provider and calculator of the Dow Jones U.S. Thematic Market Neutral Indices. Each Target Index is a securities index.

The goal of market neutral investing is to generate returns that are independent of the returns and direction of the stock market (called beta). Market neutral investing is often implemented through a long/short portfolio of investments in publicly traded stocks. The market exposures of the combined long and short positions are designed to cancel each other out, producing a net effect on portfolio returns from stock market returns close to zero. Market neutral investing is sometimes called an “absolute return” strategy because it seeks positive returns, whether the stock market goes up or down. Market neutral funds will generally underperform more traditional (long-only) stock portfolios during periods of significant market appreciation.

Each Target Index is comprised of approximately 400 eligible securities, including real estate investment trusts (“REITs”). Eligible securities are those that are in the top 1,000 securities by market capitalization in the Dow Jones U.S. Index, which satisfy minimum average daily trading volumes and cost-to-borrow constraints as established by the index provider. The securities included in the universe are categorized as belonging to one of 10 sectors. In connection with the monthly reconstitution of each Target Index, each Target Index identifies approximately the top 20% of the securities with respect to the applicable attribute or characteristic within each sector as equal-weighted long positions and approximately the bottom 20% of securities with respect to the same attribute or characteristic within each sector as equal-weighted short positions. The Target Indices are market neutral using a dollar neutral methodology and equal weighted both on the long and short sides. Each Target Index will also be sector neutral — meaning the number of long and short positions in each sector in the index approximate the weighting of that sector in the universe. For example, if a sector in the universe comprises 100 securities, the index would identify the 20 securities with the highest ranking within that sector as long positions and the 20 securities with the lowest ranking within that sector as short positions. Sectors are defined by the Industry Classification Benchmark (“ICB”). If between reconstitutions the value of short positions in a Target Index exceeds the value of the long positions by an amount that is established by the index provider, the Target Index will be rebalanced back to equal weights and sector neutrality.

At month-end, in connection with the Target Indices’ reconstitutions, stocks may move into (and out of) the top or bottom quintile if the change in their ranking (and the ranking of the stock that they would replace) in the quintile is material. The Target Indices, however, disregard immaterial moves by components and, in the face of immaterial moves by components “grandfather” in the current components in order to avoid causing unnecessary portfolio turnover in the investment vehicles that track the Target Indices. As a result, the top quintile and bottom quintile at any time may not reflect precisely the top 200 and bottom 200 securities in the universe with respect to the relevant ranking. What constitutes a “material” move by a component security is defined by the rules of each Target Index by one or more quantitative ratios.

The Funds reserve the right to substitute different indices for the Target Indices if the Target Indices are discontinued, if Dow Jones Indexes’ arrangement with the Adviser relating to the use of the Target Indices is terminated, or for any other reason determined in good faith by the Trust’s Board of Trustees. If Dow Jones Indexes’ arrangement with the Adviser relating to the use of the Target Indices is terminated, the Trust will take whatever action is deemed to be in the best interests of the Funds’ shareholders and the shareholders will be provided with advance written notice of such action.

More Information About the Target Hedged Dividend Index

The QuantShares Hedged Dividend Income Fund seeks to track the performance of the Indxx Hedged Dividend Income Index (the “Target Hedged Dividend Index”).

The universe for the Target Hedged Dividend Index includes the 1000 largest stocks listed in the United States, including REITs, master limited partnerships (“MLPs”) and business development companies (“BDCs”) that meet certain other average trading volume and free float requirements (“universe”). The securities included in the universe are categorized as belonging to one of 10 sectors. The Target Hedged Dividend Index identifies long components and short components for inclusion in the index.

The Target Hedged Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate. Thus, in seeking to track a Target Hedged Dividend Index, at each rebalance the Fund will invest approximately 100% of its net assets in the long components identified by the index and obtain short exposure to the short components of the index equal to approximately 50% of its net assets. To this end, the Target Hedged Dividend Index identifies approximately 100 securities as equal-weighted long components and approximately 150 – 200 securities as equal-weighted short components. Thus, although all long positions are the same weight as each other and all short positions are the same weight as each other, in the aggregate the long positions outweigh the short positions. Sectors are defined by the GICS definitions.

The Fund reserves the right to substitute a different index for the Target Hedged Dividend Index if it is discontinued, if the Index Provider’s arrangement with the Adviser relating to the use of the Target Hedged Dividend Index is terminated, or for any other reason determined in good faith by the Trust’s Board of Trustees. If such arrangement with the Adviser is terminated, the Trust will take whatever action is deemed to be in the best interests of the Fund’s shareholders and the shareholders will be provided with advance written notice of such action.

More Information About the Long Indices

Each of the QuantShares Equal Weighted Value Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted High Momentum Factor Fund seek to track the performance of a “Long Index.” The QuantShares Equal Weighted Value Factor Fund seeks to track the performance of the Dow Jones Relative Value Index. The QuantShares Equal Weighted Low Beta Factor Fund seeks to track the performance of the Dow Jones Low Beta Index. The QuantShares Equal Weighted High Momentum Factor Fund seeks to track the performance of the Dow Jones High Momentum Index.

Each Long Index has an investment universe of approximately 1000 eligible securities, including REITs. Eligible securities are those that are in the top 1000 securities by market capitalization in the Dow Jones U.S. Index, which satisfy minimum average daily trading volumes as established by the index provider. The securities included in the universe are categorized as belonging to one of 10 sectors. In connection with the monthly reconstitution of each Long Index, each Long Index identifies the top 20% of securities with respect to the applicable attribute or characteristic within each sector as equal-weighted positions. For example, if a sector in the universe comprises 200 securities, the index would identify the 40 securities with the highest ranking within that sector as long positions. Sectors are defined by the ICB definitions.

The Funds reserve the right to substitute different indices for the Long Indices if the Long Indices are discontinued, if Dow Jones’s arrangement with the Adviser relating to the use of the Long Indices is terminated, or for any other reason determined in good faith by the Trust’s Board of Trustees. If Dow Jones’s arrangement with the Adviser relating to the use of the Long Indices is terminated, the Trust will take whatever action is deemed to be in the best interests of the Fund’s shareholders and the shareholders will be provided with advance written notice of such action.

More Information About the Funds’ Principal Investment Risks

Risks	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund	QuantShares Hedged Dividend Income Fund	QuantShares Equal Weighted Value Factor Fund	QuantShares Equal Weighted Low Beta Factor Fund	QuantShares Equal Weighted High Momentum Factor Fund
Principal Risks
Anti- or Low-Beta Risk				X			X
High Dividend Risk					X
Momentum Risk	X							X
Size Risk			X
Value Risk		X				X
Authorized Participants Concentration Risk	X	X	X	X	X	X	X	X
BDC Risk					X
Concentration Risk	X	X	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X
Equity Investing Risk	X	X	X	X	X	X	X	X
Leverage Risk	X	X	X	X	X
Market Events Risk	X	X	X	X	X	X	X	X
Market Neutral Style Risk	X	X	X	X
Master Limited Partnership Risk					X
Mid- and Large-Capitalization Stock Risk	X	X	X	X	X	X	X	X
Money Market Instruments Risk	X	X	X	X	X	X	X	X
Passive Investment Risk	X	X	X	X	X	X	X	X
Portfolio Turnover Risk	X	X	X	X	X	X	X	X
Premium/Discount Risk	X	X	X	X	X	X	X	X
REIT Risk	X	X	X	X	X	X	X	X
Secondary Market Trading Risk	X	X	X	X	X	X	X	X
Sector Risk	X	X	X	X	X	X	X	X
Short Sale Risk	X	X	X	X	X
Tracking Error Risk	X	X	X	X	X	X	X	X

Anti- or Low-Beta Risk: Anti- or low-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund’s investments may still be volatile. Volatile holdings are subject to sharp swings in value.

High Dividend Risk: High dividend investing entails taking long positions in each of ten sectors that, over the last three years, have consistently paid the highest dividends and that have highest dividend yields and short positions in each of ten sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style investing is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Momentum Risk: Momentum investing entails investing in securities that have recently had higher total returns and, for the QuantShares U.S. Market Neutral Momentum Fund, shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Size Risk: Size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Value Risk: Value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and, for the QuantShares U.S. Market Neutral Value Fund, shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in a Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

BDC Risk: BDCs are domestic, closed-end investment companies that make equity and debt investments in small and developing businesses. BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Further, because BDCs are regulated as investment companies, the Fund may not acquire greater than 3% of the total outstanding shares of any BDC. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An individual industry may have above-average performance during particular periods, but may also move up and down more than the broader market. A Fund’s performance could also be affected if the industries do not perform as expected.

Derivatives Risk: A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. A Fund’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. A Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial.

Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (“OTC”) swaps and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission (“CFTC”) or the Securities and Exchange Commission (“SEC”). Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Fund will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

The changes enacted by the Dodd-Frank Wall Street Reform and Consumer Protection Act and any future revisions may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of a Fund to be used for collateral in support of those derivatives or restrict the ability of a Fund to enter into certain types of derivative transactions.

Swap Agreements. The U.S. Market Neutral Funds and the QuantShares Hedged Dividend Income Fund may use swap agreements in order to obtain a portion of their long and short exposures to the relevant Target Index. Under a swap agreement, a Fund pays another party (a “swap counterparty”) an amount equal to any negative total returns from the stipulated underlying security or group of securities using the strategies described above. In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying security or group of securities. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested in the stipulated underlying security or group of securities. A Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. A Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when a swap agreement is, on a net basis, “out of the money”).

Swap Agreement Financing Charges and Transaction Costs. In connection with a swap agreement, a Fund will pay financing charges to the counterparty (based on the notional amount of long exposures), and transaction costs (when it changes exposures to stipulated underlying investments), including brokerage commissions and stamp taxes. On short exposures, a Fund will receive interest from the counterparty (based on the notional value of the short exposures), which will generally equal what the Fund would receive on the proceeds from direct short sales. The financing charge based on the long exposures, however, will reduce interest that the Fund earns. In addition, each Fund will pay the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposures. These charges will reduce investment returns and increase investment losses.

Each Fund may close out swap agreements at least monthly, which will cause the Fund to realize short-term capital gains that, when distributed to its shareholders, will generally be taxable to them at ordinary income rates rather than at lower long-term capital gains rates.

Swap Agreement Risks. A swap agreement is a form of derivative instrument, which may involve the use of leverage. A swap agreement can be volatile and involves significant risks, including counterparty risk, leverage risk, liquidity risk, and short position risk. The use of a swap agreement will expose a Fund to additional risks that it would not be subject to if it had invested directly in the securities underlying the swap agreement and may result in larger losses or smaller gains than would otherwise be the case. If the value of the exposures in the short portion of the portfolio of a Fund increases at the same time that the value of exposures in the long portion of the portfolio of the Fund decreases, the Fund will be exposed to significant losses, which will be magnified through the use of swap agreements. A Fund’s long and short exposures may differ in their exposures to particular factors, industries or sectors, including as a result of market changes. To the extent market events impact a Fund’s long exposures to a particular characteristic or factor that is not balanced or hedged by its short exposures (or vice versa), the Fund will be exposed to significant losses, which will be magnified through the use of swap agreements. In some cases, both the long and short exposures may enhance a Fund’s sensitivity (and thus potential for loss) to a particular investment characteristic or factor.

Counterparty Risk. By using swap agreements, a Fund is exposed to the risk of the swap counterparty. Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. To the extent a swap is not centrally cleared, it is subject to the creditworthiness of the counterparty. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. Further, the swap counterparty’s obligations to a Fund may not be fully collateralized.

There is a risk that a counterparty may refuse to continue to enter into swap agreements with a Fund in the future, or require increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral requirements, which may limit a Fund’s ability to use swap agreements, reduce investment returns, and render the Fund unable to implement its investment strategy.

Leverage Risk. By using swap agreements, a Fund is able to obtain exposures greater than the value of its net assets. Although each Fund intends to reduce volatility by obtaining exposure to both long and short positions, if the Target Index is incorrect in evaluating long and/or short exposures, losses may be significant.

Although a Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. By setting aside assets only equal to its net obligation under a swap agreement (rather than the full notional value of the underlying security exposure), the Fund will have the ability to employ leverage. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities or indices underlying the swap agreements than if the Fund had made direct investments.

Short Position Risk. A portion of the short positions of a Fund is expected to be obtained through swap agreements. When a Fund has short exposures, and the swap counterparty hedges its exposure by entering into a short sale, the Fund is subject to the risk that the beneficial owner of the securities sold short recalls the shares from the counterparty, which the beneficial owner may do at any time to vote the shares or for other reasons. If the beneficial owner recalls the shares before they are returned by the counterparty, and replacement shares cannot be found, the counterparty may force the Fund to close out the swap agreement at a time which may not be advantageous, which could adversely affect the Fund.

Liquidity Risk. Liquidity risk is the risk that a Fund will not be able to close out a swap agreement when desired, particularly during times of market turmoil. It may also be difficult to value a swap agreement under such circumstances.

Equity Investing Risk: Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.

Leverage Risk: The use of short selling and swap agreements allows a Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, their total long and short investment exposures to more than their net asset value by a significant amount. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Funds. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of a Fund’s investments and share price to decline. To the extent a Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, to the extent such a strategy is used, or a Fund’s Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the U.S. Market Neutral Funds employ a dollar-neutral strategy to achieve market neutrality, the beta of a Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: A Fund may invest in Master Limited Partnerships (MLPs), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” (QPTPs) for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

The Fund invests in Master Limited Partnerships (MLPs) that are treated as QPTPs for federal income tax purposes and those investments may be limited by its intention to qualify as a regulated investment company for tax purposes, and may bear adversely on its ability to so qualify. For these purposes, the Fund is limited to investing no more than 25% of the value of its total assets in one or more QPTPs. If the Fund does not appropriately limit such investments, its status as a regulated investment company will be jeopardized. If, in any year, the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to U.S. federal income tax on all its income.

Mid- and Large-Capitalization Stock Risk: To the extent a Fund emphasizes mid- or large-capitalization stocks, it takes on the associated risks. At any given time, any one of these market capitalizations may be out of favor with investors. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion. The stocks of mid-capitalization companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-capitalization companies, mid-capitalization companies may depend on a limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in mid-capitalization stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-capitalization stocks.

Money Market Instruments Risk: The Fund will incur duplicative management and other fees from investments in money market funds and privately offered entities that invest in money market instruments. Repurchase agreements are subject to the risk that if the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the relevant Target Index. Each Fund invests primarily in securities included in, or representative of, its Target Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower than if the Funds employed an active strategy.

Portfolio Turnover Risk: The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their net asset value per share (or “NAV”). The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although each Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. Further, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged.

Sector Risk: To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If a Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Short Sale Risk: Short sales are transactions in which a Fund sells a stock it does not own. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

A Fund’s investments in shorted stocks are more risky than its investments in its long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no limit on the amount of losses that the Fund could incur with respect to securities sold short because there is no limit on the price a shorted security might attain. The use of short sales increases the exposure of the Fund to the market, and may increase losses and the volatility of returns. If the short portfolio outperforms the long portfolio, the performance of the Fund would be negatively affected.

A Fund may not always be able to close out a short position at a favorable time or price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs, the Fund will have to cover its short sale at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss for the Fund.

When a Fund is selling stocks short, it must segregate with its custodian cash or liquid assets equal to the margin requirement. As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit and high quality commercial paper) that could otherwise be invested.

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index. A Fund’s return may not match the return of the Target Index for a number of other reasons. For example, each Fund incurs a number of operating expenses not applicable to the Target Index, and incurs costs in buying and selling securities, especially when reconstituting the Fund’s securities holdings to reflect changes in the composition of the Target Index. Since a Target Index’s components may be rebalanced or reconstituted more frequently than other indices, a Fund’s transaction costs may be greater. To the extent a Fund employs a representative sampling strategy, the investments held by the Fund may provide performance that differs from the aggregate performance of all of the Target Index components.

Investment Advisory Services

Investment Adviser

FFCM LLC acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). The Adviser is a Delaware limited liability company with its principal offices located at 60 State Street, Suite 700, Room 727, Boston, MA 02109. The Adviser was founded in 2009 and serves also as a sub-adviser to separately managed accounts.

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board of Trustees (the “Board”). Pursuant to the Advisory Agreement, each U.S. Market Neutral Fund and the QuantShares Hedged Dividend Income Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets. The QuantShares Equal Weighted Value Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund and QuantShares Equal Weighted High Momentum Factor Fund (“Equal Weighted Funds”) each pay the Adviser a management fee at the annual rate of 0.25% of the Fund’s average daily net assets. The Adviser did not receive any actual compensation during the fiscal year ended June 30, 2015 due to fee waivers and expense reimbursements for the U.S. Market Neutral Funds and the QuantShares Hedged Dividend Income Fund. In addition, the Equal Weighted Funds had not commenced operations prior to the date of this prospectus, so the Adviser also did not receive any actual compensation for these Funds for the fiscal period ended June 30, 2015. A discussion regarding the basis for the Board’s approval of the Advisory Agreement for each Fund is available in the Funds’ annual report to shareholders for the period ended June 30, 2015.

FFCM LLC has contractually undertaken until October 31, 2016 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 1.49% of average daily net assets for the U.S. Market Neutral Funds, 0.99% for the QuantShares Hedged Dividend Income Fund, and 0.65% for the Equal Weighted Funds. This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed the preceding amounts of that Fund’s average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

Portfolio Managers

The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

The Adviser takes a team approach to managing the Funds’ portfolios. The members of the team with the responsibility for the day-to-day management of the Funds’ portfolios are William DeRoche, CFA, Ronald C. Martin, Jr., CFA, and Philip Lee, PhD.

William DeRoche, CFA

Prior to joining the Adviser, William was a Vice President at State Street Global Advisors (“SSgA”) and was the head of the firm’s U.S. Enhanced Equities team from 2003 to 2010. His focus was on U.S. strategies, as well as providing quantitative research on SSgA’s stock ranking models and portfolio construction. During William’s time at SSgA, the Global Enhanced Equities team grew to over $100 billion in assets. Prior to joining SSgA in 2003, William was a quantitative analyst at Putnam Investments. William has been working in the investment management field since 1995. William also serves as a portfolio manager for other series of the Trust and mutual funds and separately managed accounts for which the Adviser serves as a sub-adviser. William holds a Bachelor of Science degree in Electrical Engineering from the United States Naval Academy and a Master of Business Administration degree from the Amos Tuck School of Business Administration at Dartmouth College. He also earned the Chartered Financial Analyst designation.

Ronald C. Martin, Jr., CFA

Prior to joining the Adviser, Ronald was a Vice President at SSgA and a Senior Portfolio Manager in the firm’s Global Enhanced Equities group from 2001 to 2010. He provided quantitative research and portfolio management for multiple investment strategies. During Ronald’s time at SSgA, the Global Enhanced Equities team grew from $3 billion in assets to over $100 billion. Prior to joining SSgA in 2001, Ronald was an equity analyst at SunTrust Equitable Securities where he covered technology companies. Ronald has worked in the investment industry since 1993. Ronald also serves as a portfolio manager for other series of the Trust and mutual funds and separately managed accounts for which the Adviser serves as a sub-adviser. Ronald earned his Bachelor of Arts degree in Economics from Colby College and his Master of Business Administration degree in Finance from Georgetown University. He also earned the Chartered Financial Analyst designation.

Philip Lee, PhD

Prior to joining the Adviser, Philip was an equity strategist at Platinum Grove Asset Management LP from 2005 to 2008 responsible for supervising electronic trade execution, automating trade operations, and building out systems infrastructure. Prior to that role, he co-managed statistical arbitrage strategies in the Japanese Equity Market. Previously, Philip was Director of Development at Principia Capital Management, LLC from 2002 to 2005, a statistical arbitrage hedge fund, where he developed the firm’s quantitative research and trading platforms. Prior to joining Principia, Philip was a Vice President in Goldman Sachs’ Fixed Income Derivatives Unit from 1992 to 2000. Philip also serves as a portfolio manager for other series of the Trust and mutual funds and separately managed accounts for which the Adviser serves as a sub-adviser. Philip holds engineering degrees from the University of Pennsylvania (PhD) and The Cooper Union.

The Statement of Additional Information (“SAI”) has more detailed information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities of the Funds.

Information Regarding Exchange-Traded Funds

Each Fund is an exchange-traded fund or an “ETF.” An ETF is an investment company that offers shares that are listed on a U.S. securities exchange. Because they are listed on an exchange, shares of ETFs can be traded throughout the day on that exchange at market-determined prices.

Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at the NAV of such shares. ETF shares, by contrast, cannot be purchased from or redeemed with the issuing fund at NAV except by or through Authorized Participants (defined below), and then only in large blocks of shares called “Creation Units,” usually in exchange for an in-kind basket of securities.

NAV is calculated once a day at the close of trading on the NYSE ArcaTM (“NYSE”) and reflects a Fund’s total assets, less its liabilities, divided by the number of shares it has outstanding. Transactions in traditional mutual fund shares are typically effected at the NAV next determined after receipt of the transaction order, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at that Fund’s NAV determined as of the close of trading of the NYSE. Traditional mutual fund shares may be purchased from a fund directly by the shareholder or through a financial intermediary.

In contrast, investors can purchase and sell ETF shares on a secondary market through a broker. Secondary market transactions may not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF shares and on changes in the prices of the ETF’s portfolio holdings. Accordingly, an investor may pay more (or receive less) than NAV when the investor purchases (or sells) Fund shares on the secondary market. Shareholders will also incur typical brokerage and transaction costs when buying or selling ETF shares on the secondary market. An organized secondary market is expected to exist for the Funds’ shares because Fund shares are listed for trading on NYSE Arca. It is possible, however, that an active trading market in Fund shares may not be maintained.

Pricing Fund Shares

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE ArcaTM, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund, known as the “intraday net asset value” (“INAV”), will be disseminated every fifteen seconds throughout the trading day by Dow Jones or by other information providers or market data vendors. The INAV is based on the current market value of the Fund Deposit (the in-kind creation basket and cash component necessary to purchase a Creation Unit from a Fund) and any short positions. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. The INAV should not be viewed as a “real-time” update of the NAV because the INAV may not be calculated in the same manner as the NAV, which is computed once a day. The INAV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the relevant securities held by the Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAVs and make no warranty as to their accuracy.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

When calculating the NAV of the Funds’ shares, stocks held by the Funds are valued at their market value when reliable market quotations are readily available. When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale. The Funds also may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded. Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. The Trust’s Board of Trustees has delegated to a Valuation Committee the authority to determine fair value prices, pursuant to policies and procedures the Board of Trustees has established. Certain market valuations could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index, which, in turn, could result in a difference between a Fund’s performance and the performance of its Target Index.

Shareholder Information

Shares of the Funds trade on exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on an exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of the Funds varies over time based on the Funds’ trading volumes and market liquidity, and is generally lower if the Funds have a lot of trading volume and market liquidity and higher if the Funds have little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.

Shares of the Funds may be acquired or redeemed directly from the Funds only in Creation Units or multiples thereof. The Funds are listed on the NYSE ArcaTM, which is open for trading Monday through Friday and is closed on weekends and the following holidays, which are subject to change: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Premium/Discount Information

Information regarding how often the shares of the Funds traded on NYSE ArcaTM at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the most recently completed calendar year can be found in the Funds’ Annual Report and the most recently completed calendar quarters can be found at www.quant-shares.com. This information represents past performance and cannot be used to predict future results.

Transaction Fees

Each Fund issues and redeems Fund shares, referred to as “QuantShares,” at NAV only in Creation Units of 50,000 shares or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into creation and redemption agreements with certain agents of the Funds, called Authorized Participants, can purchase or redeem Creation Units. Purchasers of Creation Units at NAV must pay to a Fund a standard Creation Transaction Fee of $500 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $2,000 per transaction to a Fund. In addition, they may pay a Variable Creation Transaction Fee of up to $2,000 or a Variable Redemption Transaction Fee of up to 2.00% of the value of the Creation Unit, based upon the value of the Creation Units in the creation or redemption transaction. Authorized Participants who hold Creation Units in inventory will also pay the annual fund operating expenses described in the tables above. If a Creation Unit is purchased or redeemed outside the Clearing Process or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged. Creation Units of the Funds will only be issued against full payment, as described further in this prospectus and the SAI.

The Creation Transaction Fee, Redemption Transaction Fee, Variable Creation Transaction Fee and Variable Redemption Transaction Fee are not expenses of the Funds and do not impact the Funds’ expense ratios.

Certain Legal Risks

Because Fund shares may be issued on an ongoing basis, a “distribution” of Fund shares could occur at any time. Certain activities performed by a dealer could, depending on the circumstances, result in the dealer being deemed a participant in the distribution, in a manner that could render it a statutory underwriter and subject it to the prospectus delivery and liability provisions of the Securities Act of 1933 (the “Securities Act”). For example, a dealer could be deemed a statutory underwriter if it purchases Creation Units from the issuing Fund, breaks them down into the constituent Fund shares, and sells those shares directly to customers, or if it chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a dealer to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund shares, whether or not participating in the distribution of Fund shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940 (the “Investment Company Act”). Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by

Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Fund shares are issued by a registered investment company, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act, except as permitted by an SEC exemptive order granted to the Funds that allows registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

The Adviser reserves the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop offering Creation Units and may postpone payment of redemption proceeds at times when NYSE ArcaTM is closed, when trading on the NYSE ArcaTM is suspended or restricted, for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of NAV is not reasonably practicable, or under any circumstances as is permitted by the SEC.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the Funds’ discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the in-kind basket of securities applicable to the purchase of a Creation Unit.

Creations and redemptions of Fund shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act. The Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or a Fund could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the Fund invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an in-kind basket of securities may be paid an equivalent amount of cash. An Authorized Participant that is not a qualified institutional buyer (“QIB”) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Frequent Trading

The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board noted also that direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Fund shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or “street name” form.

The Adviser will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Portfolio Holdings Information

Each Fund’s portfolio holdings as of the time the Fund calculates its NAV are disclosed daily at www.quant-shares.com at or before the opening of trading on NYSE ArcaTM the following day. In addition, the Deposit Securities and Fund Securities that should be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily via the NSCC. A description of the Funds’ other policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Distribution and Service Plan

Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

Dividends and Distributions

Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Each Fund typically earns income dividends from stocks. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities or buys back shorted securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such an option available.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by shareholders for reinvestment of their cash proceeds, but certain individual brokers may make a dividend reinvestment service available to their clients. If this service is available and used, distributions of both income and realized gains will be automatically reinvested in additional shares of the same Fund purchased in the secondary market. Fund distributions of income and realized gains are taxable to you whether paid in cash or reinvested in Fund shares.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund itself must receive qualified dividend income from U.S. corporations and certain qualified foreign corporations, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Dividends and distributions of net realized gains from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications or if otherwise required by the Internal Revenue Service.

Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited. Gains recognized from the sale or exchange of shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

Taxes on Purchase and Redemption of Creation Units

An authorized participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing “wash sales” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.

Trademark Notice/Disclaimers

The Dow Jones Relative Value IndexSM, Dow Jones Low Beta IndexSM, Dow Jones High Momentum IndexSM, and U.S. Market Neutral IndicesSM (the “Indices”) are a product of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by FFCM LLC (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensee with respect to the Indices is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensee or the Funds. S&P Dow Jones Indices have no obligation to take the needs of the Licensee’s or the owners of the Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FFCM LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The Indxx Hedged Dividend Income IndexSM is a product of Indxx, LLC and has been licensed for use. This exchange traded fund (“ETF”) and its common shares are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the shareholders of this ETF or any member of the public regarding the advisability of investing in securities generally or in this ETF particularly or the ability of any data supplied by Indxx, LLC to track general stock market performance. Indxx, LLC’s only relationship to this ETF is the licensing of certain trademarks and trade names of Indxx, LLC and of the data supplied by Indxx, LLC which is determined, composed and calculated by Indxx, LLC without regard to this ETF or its common shares. Indxx, LLC has no obligation to take the needs of FFCM or the shareholders of the ETF into consideration in determining, composing or calculating the data supplied by Indxx, LLC. Indxx, LLC is not responsible for and has not participated in the determination of the prices of the common shares of the ETF or the timing of the issuance or sale of such common shares. Indxx, LLC has no obligation or liability in connection with the administration, marketing or trading of this ETF or its common shares.

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to track the total return performance of its Target Index or the ability of the Target Indexes to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Target Indexes. NYSE Arca does not guarantee the accuracy and/or the completeness of the Target Indexes or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the Target Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Target Index or any data included therein.

Service Providers

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of Fund shares. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not affiliated with the Adviser, Dow Jones or their affiliates.

Administrator, Transfer Agent and Custodian

J.P. Morgan Chase Bank, N.A. serves as the Administrator and Transfer Agent of the Funds and also serves as Custodian of the Funds’ investments.

Compliance Support

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. FCS is not affiliated with the Adviser, J.P. Morgan Chase Bank, N.A. or their affiliates.

The financial highlights table is intended to help you understand each Fund’s financial performance from commencement of operations through Jun 30, 2015. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements for the period ended June 30, 2015, is included in the annual report of the Funds and is available upon request.

FQF Trust

Financial Highlights for a share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE
Investment Operations	Distributions
Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2015	$24.86	$(0.55)	$0.68	(8)	$0.13	$—	$—	$—	$—	$24.99
Year ended June 30, 2014	23.93	(0.68)	1.61	0.93	—	—	—	—	24.86
Year ended June 30, 2013	25.35	(0.43	)(9)	(0.99)	(1.42)	—	—	—	—	23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)	1.25	0.97	—	(0.61)	(0.01)	(0.62)	25.35
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(8)	(2.19)	—	—	—	—	25.96
Year ended June 30, 2014	26.85	(0.31	)(10)	1.61	1.30	—	—	—	—	28.15
Year ended June 30, 2013	24.02	(0.14	)(11)	3.68	3.54	—	(0.71)	—	(0.71)	26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)	(0.31)	(0.40)	—	(0.58)	—	(0.58)	24.02
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2015	25.67	(0.51	)(12)	(0.74	)(8)	(1.25)	—	—	—	—	24.42
Year ended June 30, 2014	25.44	(0.56	)(13)	0.79	0.23	—	—	—	—	25.67
Year ended June 30, 2013	24.88	(0.47)	1.03	0.56	—	—	—	—	25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)	0.46	0.06	—	(0.18)	—	(0.18)	24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2015	19.30	(0.13	)(14)	0.17	(8)(15)	0.04	—	—	—	—	19.34
Year ended June 30, 2014	21.08	(0.15	)(16)	(1.63)	(1.78)	—	—	—	—	19.30
Year ended June 30, 2013	23.77	(0.05	)(17)	(2.64)	(2.69)	—	—	(18)	—	—	(18)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02	(0.83	)(15)	(0.81)	(0.02)	(0.40)	—	(0.42)	23.77
QuantShares Hedged Dividend Income Fund
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)	(1.00)	(0.13)	—	—	(0.13)	23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21%, and 0.11% to the Funds total returns for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(9)	Reflects a special dividend paid out during the period by one of the Fund’s short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2015	1.49%	3.43%	22.80%	(2.24)%		(21.62)%	0.52	%(8)	0.36%	196%	398%	$1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)		(21.52)	3.89		5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70	)(9)	(7.04)	(5.60)		(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04		4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)		(9.96)	(7.78	)(8)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13	)(10)	(17.43)	4.84		4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(11)	(3.28)	15.09		15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)		(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2015	1.49	3.67	18.26	(2.08	)(12)	(16.67)	(4.87	)(8)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19	)(13)	(16.82)	0.90		0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25		2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28		0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2015	0.99	2.39	8.01	(0.65	)(14)	(6.27)	0.21	(8)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74	)(16)	(5.66)	(8.44)		(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(17)	(0.74)	(11.31)		(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)		(3.13)	68	207	9,506
QuantShares Hedged Dividend Income Fund
For the period 01/15/15* – 06/30/15	0.99	1.81	8.14	1.89		(4.43)	(4.02)		(3.74)	50	74	3,581
(10)	Reflects a special dividend paid out during the period by one of the Fund’s short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.29) and the net investment income ratio would have been (1.06)%.
(11)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(12)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.53) and the net investment income ratio would have been (2.15)%.
(13)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.58) and the net investment income ratio would have been (2.25)%.
(14)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.14) and the net investment income ratio would have been (0.68)%.
(15)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(16)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.15) and the net investment income ratio would have been (0.78)%.
(17)	Reflects a special dividend paid out during the period by one of the Fund’s short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(18)	Per share amount is less than $0.01.

FQF Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information: The SAI of the Funds provides more detailed information about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquires about the Funds by contacting the Funds at:

QuantShares Exchange-Traded Funds
c/o Foreside Fund Services, LLC
Three Canal Plaza,
Portland, Maine 04101
(866) 251-6920

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder Reports and other information about the Funds are also available:

—	Free of charge at www.quant-shares.com;
—	Free of charge from the Commission’s EDGAR database at http://www.sec.gov;
—	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or
—	For a fee, by email request to publicinfo@sec.gov.

(1940 Act File Number 811-22540)

Statement of Additional Information

FQF Trust

60 State Street

Suite 700

Boston, MA 02109

(617) 292-9801

October 28, 2015

QuantShares U.S. Market Neutral Momentum Fund — (MOM)

QuantShares U.S. Market Neutral Value Fund — (CHEP)

QuantShares U.S. Market Neutral Size Fund — (SIZ)

QuantShares U.S. Market Neutral Anti-Beta Fund — (BTAL)

QuantShares Hedged Dividend Income Fund — (DIVA)

QuantShares Equal Weighted Value Factor Fund — (RVAL)

QuantShares Equal Weighted Low Beta Factor Fund — (LBET)

QuantShares Equal Weighted High Momentum Factor Fund — (HIMO)

Fund shares are listed for trading on NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of FQF Trust dated October 28, 2015 (the “Prospectus”), which incorporates this SAI by reference. This SAI is not an offer to sell Shares of any Fund. A written offer can be made only by a prospectus. A copy of the Prospectus and the Funds’ shareholder reports is available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at www.quant-shares.com. You should read the Prospectus carefully before investing.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust. The Prospectus and this SAI do not constitute an offering by the Fund or its Distributor in any jurisdiction in which such offering may not lawfully be made.

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Glossary

The following terms are used throughout this SAI, and have the meanings used below:

“1933 Act” means Securities Act of 1933, as amended.

“1934 Act” means Securities Exchange Act of 1934, as amended.

“1940 Act” means Investment Company Act of 1940, as amended.

“Adviser” or “FFCM” means FFCM LLC.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board of Trustees” or “Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means Commodity Futures Trading Commission.

“Code” or “Internal Revenue Code” means Internal Revenue Code of 1986, as amended.

“Distributor” or “Foreside” means Foreside Fund Services, LLC

“Exchange” means NYSE Arca, Inc.

“Fund” means one or more of the series of the Trust identified on the front cover of this SAI.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“Independent Trustee” means a Trustee who is not an “interested persons” as defined under Section 2(a)(19) of the 1940 Act.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund. The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to a Fund for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

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“Interested Trustee” means a Trustee who is an “interested person” as defined in Section 2(a)(19) of the 1940 Act.

“Long Only Funds” mean the QuantShares Equal Weighted Value Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted High Momentum Factor Fund.

“Long/Short Funds” means the QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund and the QuantShares Hedged Dividend Income Fund.

“Market Neutral Funds” means the QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and the QuantShares U.S. Market Neutral Anti-Beta Fund.

“NAV” means the net asset value of a Fund.

“SAI” means this statement of additional information.

“SEC” means U.S. Securities and Exchange Commission.

“Shares” means the shares of the Funds.

“Transaction Fees” means fees imposed to compensate the Trust in connection with creations and redemptions.

“Trust” means FQF Trust.

“Trustee” means a trustee of the Trust.

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Information About The Trust

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Funds are diversified series of the Trust. The Trust was organized on November 19, 2009. Other series of the Trust may be added in the future.

Each Fund issues and redeems Shares at NAV only in aggregations of a specified number of Shares (“Creation Units”), generally in exchange for a basket of securities, together with the deposit of a specified cash amount, or for an all cash amount. Shares of each Fund are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual fund shares, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of 50,000 Shares. Including in the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Exchange Listing and Trading

Shares of each Fund are or will be listed and traded on the Exchange. Shares trade on the Exchange and throughout the secondary market at prices that may differ from their NAV or Intraday Net Asset Value (“INAV”), as explained on the next page, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets, your broker will normally charge you a commission or other transaction charges.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) after the first 12 months the Fund is listed, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

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The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

INAV

The INAV is an approximate per-Share value of a Fund’s Fund Deposit and any short positions, which is disseminated every fifteen (15) seconds throughout the trading day by the Exchange, or by other information providers. The INAV is based on the current market value of the Fund Deposit and any short positions. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time. The INAV should not be viewed as a “real-time” update of the NAV of the Fund because it may not be calculated in the same manner as the NAV. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAV and make no warranty as to the accuracy of the INAV.

Investment Policies, Techniques And Related Risks

Reference is made to the Prospectus for a discussion of the primary investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The investment restrictions of each Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds (including the benchmarks of the Funds) may be changed by the Trustees without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Adviser, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

A Fund may consider changing the index whose price and performance, before fees and expenses, the Fund seeks to correspond to (“Target Index”) at any time, including if, for example, the current index becomes unavailable, the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders, that another index may better serve their needs, or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its Target Index.

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For purposes of this SAI, the word “invest” refers to a Fund’s directly investing and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct investments and indirect investments in securities and other instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to directly invest at least 80% of their assets in the component securities of their Target Index. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, to the extent that they are not already counted as investments, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Additional information concerning the Funds and the securities and financial instruments in which they may invest and investment techniques in which they may engage is set forth below.

Equity Securities

The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an equity security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are susceptible to these market risks.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the

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expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Upon entering into a futures contract, each Fund will be required to deposit with the futures commission merchant (“FCM”) an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments,

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the prices of which are expected to move relatively consistently to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic positions.

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A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either: (i) owns an offsetting position in securities or other options; and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investments in illiquid securities. See “Illiquid Securities.”

Some stock index options may be based on a broad market index or on a narrower market index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”) and other options exchanges (“Options Exchanges”).

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of

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positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Adviser intends to comply with all limitations.

Options on Securities

The Funds may buy and write (sell) options on securities for the purpose of realizing their investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written.

Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a

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“closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash of other assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Funds’ illiquid investment limitations. However, the Funds have adopted procedures pursuant to which the Adviser may determine swaps to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which could lead to significant losses. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its

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entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

Commodity Pool Operator Regulation

As of January 1, 2013, the CFTC imposed new limitations on commodities trading by certain regulated entities, including advisers of registered investment companies. Pursuant to the new limitations, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). Because the Funds are expected to engage only in a de minimis amount of such transactions, the Adviser has claimed such an exclusion. Therefore, it is not subject to the registration and regulatory requirements of the CEA.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

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Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

U.S. Government Securities

The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes. U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so

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obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Business Development Companies

Subject to its investment policies and restrictions, a Fund may invest in shares of business development companies (“BDCs”). BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC’s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC’s volatility and risk. Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC’s volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are

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redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting any repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets.

Reverse Repurchase Agreements

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those

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portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be to the Fund’s advantage to do so. The Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

Borrowing

Except as a temporary measure for extraordinary or emergency purposes, the Funds do not currently intend to borrow money in amounts in excess of 5% of the value of the Fund’s total assets. The Funds may, however, pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings and in connection with hedging transactions, short sales and similar investment strategies.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and will not be considered borrowings by that Fund.

When-Issued and Delayed-Delivery Securities

The Funds may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

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Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”).  A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including a Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in a Fund's fee table.

A Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, including regulations thereunder and U.S. Internal Revenue Service ("IRS") interpretations or similar authority upon which the Fund may rely or its failure to maintain exemption from registration under the 1940 Act.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws, such as where a Fund has obtained material, non-public information about a security it holds. The Funds may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to

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institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated to the Adviser the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Master Limited Partnerships

A Fund may invest in master limited partnerships (“MLPs”) which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Cyber-Security Risk

A Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or the Adviser, custodian, transfer agent,

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intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. While a Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issuers or securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. A Fund’s portfolio turns over for a variety of reasons, including due to changes in and rebalancings of its Target Index. A high portfolio turnover rate (for example, over 100%) may result in transaction costs to a Fund, including brokerage commissions and other transaction costs. The performance of a Fund could be negatively impacted by the increased costs. In addition, rapid portfolio turnover exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to a shareholder as ordinary income and thus cause the shareholder to pay higher taxes. However, utilizing the creation and redemption in-kind mechanism, the Funds will seek to eliminate capital gains to the extent possible.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. In addition, the calculation of portfolio turnover does not include portfolio securities involved in in-kind transactions for Creation Units.

Name of Fund	Inception – June 30, 2012	FYE June 30, 2013	FYE June 30, 2014	FYE June 30, 2015
QuantShares U.S. Market Neutral Momentum Fund	372%	417%	351%	398%
QuantShares U.S. Market Neutral Value Fund	184%	263%	303%	351%
QuantShares U.S. Market Neutral Size Fund	312%	153%	114%	108%
QuantShares U.S. Market Neutral Anti-Beta Fund	207%	363%	382%	577%
QuantShares Hedged Dividend Income Fund[1]	N/A	N/A	N/A	74%

1 The QuantShares Hedged Dividend Income Fund commenced operations on January 15, 2015.

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Portfolio turnover for the Funds may vary greatly from year to year, as well as within a particular year. Turnover is comprised of two components, index turnover and turnover due to creation and redemption activity. Index turnover remains fairly consistent from year to year. The large variations in turnover rates are due to changes in creation and redemption activity from year to year.

Investment Restrictions

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

1.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Fund may not purchase or sell real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5.	The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and

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regulations thereunder and any applicable exemptive relief.

7.	The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that the Fund will concentrate to approximately the same extent that its Target Index concentrates in the stocks of such particular industry or industries.

Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act or the relevant rules, regulations or interpretations thereunder.

Each of the Funds is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. A Fund may not change from “diversified” to “non-diversified” without shareholder approval (as defined above).

For purposes of the limitation on industry concentration, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

Portfolio Transactions and Brokerage

Portfolio transactions will generally be implemented through in-kind transactions for Creation Units; however, the Adviser will execute brokerage transactions for the Funds and the Funds will incur brokerage commissions, particularly until the Funds achieve scale, in the case of transactions involving realized losses and in connection with short positions. Also, the Funds may accept cash, in which case the Adviser may need to execute brokerage transactions for the Funds.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or OTC securities and securities listed on an exchange) and agency NASDAQ or OTC transactions executed with an electronic communications

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network or an alternative trading system. The overall reasonableness of brokerage commissions is evaluated by FFCM based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

The Adviser serves as an investment manager to and places portfolio transactions on behalf of other clients, including other investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Adviser manages in such manner as the Adviser deems equitable. Orders are placed at the end of the trading day in separate baskets for each Fund (orders for the same securities on the same side of the market are not aggregated). If an order is partially filled and the security is being traded for more than one Fund, the main factors considered by the Adviser in making allocations to the Funds are their respective investment objectives and the order size of each Fund with respect to the relevant security. The policy of each Fund regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as, in most cases, an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Adviser, for the additional services. The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of

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some of the Adviser’s other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce the Adviser’s expenses, this information and these services are of indeterminable value and the management fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such information and services.

The Adviser does not consider sales of Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

The aggregate brokerage commissions paid by each Fund during the three most recent fiscal years are set forth in the table below.

Name of Fund[1]	Brokerage Commissions Paid	Amount of Transactions Involved
QuantShares U.S. Market Neutral Momentum Fund
Fiscal Year Ended June 30, 2015	$6,057.89	$8,690,281.13
Fiscal Year Ended June 30, 2014	$4,547.20	$7,934,186.41
Fiscal Year Ended June 30, 2013	$18,990.92	$24,861,662.58
QuantShares U.S. Market Neutral Value Fund
Fiscal Year Ended June 30, 2015	$10,855.01	$15,578,442.35
Fiscal Year Ended June 30, 2014	$4,730.92	$9,324,514.69
Fiscal Year Ended June 30, 2013	$18,112.24	$26,157,680.98
QuantShares U.S. Market Neutral Size Fund
Fiscal Year Ended June 30, 2015	$3,509.36	$4,031,749.81
Fiscal Year Ended June 30, 2014	$3,132.40	$5,674,405.71
Fiscal Year Ended June 30, 2013	$11,972.96	$16,021,034.85
QuantShares U.S. Market Neutral Anti-Beta Fund
Fiscal Year Ended June 30, 2015	$26,142.76	$44,514,194.37
Fiscal Year Ended June 30, 2014	$27,480.24	$45,176,979.36
Fiscal Year Ended June 30, 2013	$103,054.68	$124,425,217.04
QuantShares Hedged Dividend Income Fund
Fiscal Year Ended June 30, 2015[2]	$5,995.53	$6,411,062.29

1The QuantShares Equal Weighted Value Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and the QuantShares Equal Weighted High Momentum Factor Fund had not commenced operations as of the date of this SAI. Accordingly, no brokerage commission information is provided for them.

2The QuantShares Hedged Dividend Income Fund commenced operations on January 15, 2015.

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Directed Brokerage

For the fiscal year ended June 30, 2015, the QuantShares U.S. Market Neutral Momentum Fund directed $8,690,281.13 in transactions to brokers in part because of research services provided and paid $6,057.89 in commissions on such transactions. For the fiscal year ended June 30, 2014, the QuantShares U.S. Market Neutral Momentum Fund directed $7,934,186.41 in transactions to brokers in part because of research services provided and paid $4,547.20 in commissions on such transactions. For the fiscal year ended June 30, 2013, the QuantShares U.S. Market Neutral Momentum Fund directed $24,861,662.58 in transactions to brokers in part because of research services provided and paid $18,990.92 in commissions on such transactions. For the fiscal year ended June 30, 2012, the QuantShares U.S. Market Neutral Momentum Fund directed $36,931,410 in transactions to brokers in part because of research services provided and paid $26,433.39 in commissions on such transactions.

For the fiscal year ended June 30, 2015, the QuantShares U.S. Market Neutral Value Fund directed $15,578,442.35 in transactions to brokers in part because of research services provided and paid $10,855.01 in commissions on such transactions. For the fiscal year ended June 30, 2014, the QuantShares U.S. Market Neutral Value Fund directed $9,324,514.69 in transactions to brokers in part because of research services provided and paid $4,730.92 in commissions on such transactions. For the fiscal year ended June 30, 2013, the QuantShares U.S. Market Neutral Value Fund directed $26,157,680.98 in transactions to brokers in part because of research services provided and paid $18,112.24 in commissions on such transactions. For the fiscal year ended June 30, 2012, the QuantShares U.S. Market Neutral Value Fund directed $26,201,846 in transactions to brokers in part because of research services provided and paid $17,808.43 in commissions on such transactions.

For the fiscal year ended June 30, 2015, the QuantShares U.S. Market Neutral Size Fund directed $4,031,749.81 in transactions to brokers in part because of research services provided and paid $3,509.36 in commissions on such transactions. For the fiscal year ended June 30, 2014, the QuantShares U.S. Market Neutral Size Fund directed $5,674,405.71 in transactions to brokers in part because of research services provided and paid $3,132.40 in commissions on such transactions. For the fiscal year ended June 30, 2013, the QuantShares U.S. Market Neutral Size Fund directed $16,021,034.85 in transactions to brokers in part because of research services provided and paid $11,972.96 in commissions on such transactions. For the fiscal year ended June 30, 2012, the QuantShares U.S. Market Neutral Size Fund directed $45,193,642 in transactions to brokers in part because of research services provided and paid $30,684.90 in commissions on such transactions.

For the fiscal year ended June 30, 2015, the QuantShares U.S. Market Neutral Anti-Beta Fund directed $44,514,194.37 in transactions to brokers in part because of research services provided and paid $26,142.76 in commissions on such transactions. For the fiscal year ended June 30, 2014, the QuantShares U.S. Market Neutral Anti-Beta Fund directed $45,176,979.36 in transactions to brokers in part because of research services provided and paid $27,480.24 in commissions on such transactions. For the fiscal year ended June 30, 2013, the QuantShares U.S. Market Neutral Anti-Beta Fund directed $124,425,217.04 in transactions to brokers in part because of research services provided and paid $103,054.68 in commissions on such transactions. For the fiscal year ended June 30, 2012, the QuantShares U.S. Market Neutral Anti-Beta Fund directed $29,537,070 in transactions to brokers in part because of research services provided and paid $26,267.83 in commissions on

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such transactions. The increase in brokerage commissions for the QuantShares U.S. Market Neutral Anti-Beta Fund from 2012 to 2013 was primarily the result of increased creation and redemption activity that saw the Fund go from 400,000 shares outstanding to a high point of 1,250,000 shares outstanding to end the year at 700,000 shares outstanding.

For the fiscal year ended June 30, 2015, the QuantShares Hedged Dividend Income Fund directed $6,411,062.29 in transactions to brokers in part because of research services provided and paid $5,995.53 in commissions on such transactions.

Securities of “Regular Broker-Dealers”

The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that they may hold at the end of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. Holdings in shares of regular broker-dealers as of June 30, 2015 are set forth in the table below.

Name of Fund	Broker-Dealer	Debt/Equity	Aggregate Holdings (000s)
QuantShares U.S. Market Neutral Momentum Fund	Bank of New York Mellon Corp.	E	$5
	Goldman Sachs & Co.	E	$5
	Morgan Stanley & Co.	E	$5

QuantShares U.S. Market Neutral Value Fund	Bank of America Corp.	E	$12
	Goldman Sachs & Co.	E	$12
	JPMorgan Chase & Co.	E	$12
	Morgan Stanley & Co.	E	$11

Management of Trust

Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

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One Trustee and all of the officers of the Trust are directors, officers or employees of the Adviser, except for Mr. Hunter and Ms. Edgeworth, who are employees of affiliates of the Distributor. The other Trustees are Independent Trustees. The fund complex includes all Funds advised by FFCM (“Fund Complex”).

The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o FQF Trust, 60 State Street, Suite 700, Boston, MA 02109.

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1944	Trustee	Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 – Present); Principal, Dover Consulting LLC (2008 to 2015).	13	None
Joseph A. Franco Year of Birth: 1958	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	13	None
Richard S. Robie III Year of Birth: 1960	Trustee	Since 2011	Consultant, Advent International (August 2010 to present)	13	None
Interested Trustee**
Ronald C. Martin, Jr., CFA Year of Birth: 1971	Trustee; Vice President	Since 2010; Since 2011	Portfolio Manager, ICC Capital (June 2014 – present); Chief Financial Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	13	None

* Each Independent Trustee may be contacted by writing to the Independent Trustees of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.

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** Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Since 2015	Principal Financial Officer, Foreside Management Services LLC (July 2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (July 2008 to July 2015).
William H. DeRoche 60 State Street, Suite 700, Room 727 Boston, MA 02109 Year of Birth: 1962	President	Since 2012	President and Chief Operating Officer, Adviser (October 2012 to present); Chief Investment Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003).
Ann E. Edgeworth 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1961	Chief Compliance Officer	Since 2011	Director, Foreside Compliance Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*

* Mr. Hunter and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) act as distributor (or provider of other services).

Trustee Ownership of Fund Shares

As of September 30, 2015, the Trustees and officers of the Trust, as a group, owned beneficially or of record approximately 2.87% of the QuantShares U.S. Market Neutral Value Fund, 2.47% of the QuantShares U.S. Market Neutral Size Fund, 2.58% of the QuantShares U.S. Market Neutral Momentum Fund, 1.67% of the QuantShares U.S. Market Neutral Anti-Beta Fund and 6.81% of the QuantShares Hedged Dividend Income Fund. As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in the Adviser or Distributor, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor.

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The following table shows the dollar range of Shares of the Funds owned by each Trustee in the Funds:

Information as of December 31, 2014
Name of Trustee	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Peter A. Ambrosini	None	None
Joseph A. Franco	None	None
Richard S. Robie III	None	None
Interested Trustee
Ronald C. Martin, Jr.	MOM: ($50,001 - $100,000)	(Over $100,000)
CHEP: ($50,001 - $100,000)
SIZ: ($50,001 - $100,000)
BTAL: ($50,001 - $100,000)

* Family of Investment Companies consists only of the Funds of FQF Trust.

Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Peter A. Ambrosini: Mr. Ambrosini has extensive experience in the investment management business, including as a chief compliance officer of an investment adviser.

Joseph A. Franco: Mr. Franco has extensive experience in legal and regulatory issues affecting the securities industry, including prior positions with the SEC.

Richard S. Robie III: Mr. Robie has extensive experience in the investment management business, including as a chief administration officer of an investment adviser.

Ronald C. Martin: Mr. Martin has extensive experience in the investment management industry, including as a portfolio manager of an investment adviser.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of

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criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Martin is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and all meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or a lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board normally holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board, during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees are appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of Funds overseen by the Board, their investment objectives, the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Advisers’ risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not

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limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee met 2 times during the fiscal year ended June 30, 2015.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (“Interested Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Nominating Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Nominating Committee will generally not consider potential candidates for nomination identified by shareholders. The Nominating Committee did not meet during the fiscal year ended June 30, 2015.

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Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust. The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The table below shows the compensation that was paid to the Trustees for the fiscal year ended June 30, 2015:

Name	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees
Peter A. Ambrosini	$5,000	None	None	$5,000
Joseph A. Franco	$5,000	None	None	$5,000
Richard S. Robie III	$5,000	None	None	$5,000
Interested Trustee
Ronald C. Martin, Jr.	None	None	None	None

Control Persons and Principal Holders of Securities

Although the Trust does not have information concerning the beneficial ownership of shares nominally held by Depository Trust Company (“DTC”), as of September 30, 2015, the name, address and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of each Fund were as follows:

QuantShares U.S. Market Neutral Momentum Fund:

Nominee Name/Address	Percentage Ownership
Bancorpsouth	5.79%
525 E Capital Street
Jackson, MS 39201
Charles Schwab & Co., Inc.	9.03%
ATTN: Proxy
P.O. Box 64930
Phoenix, AZ 85082
J.P. Morgan Clearing Corporation	34.34%
14201 North Dallas Parkway
Floor 11

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Dallas, TX 75254
National Financial Services LLC	19.04%
P.O. Box 673004
Dallas, TX 75267
TD Ameritrade Clearing, Inc.	21.58%
Attn.: Mandi Foster
P.O. Box 2577
Omaha, NE 68103

QuantShares U.S. Market Neutral Value Fund:

Nominee Name/Address	Percentage Ownership
Bancorpsouth	14.21%
525 E Capital Street.
Jackson, MS 39201
Charles Schwab & Co., Inc.	11.52%
ATTN: Proxy
P.O. Box 64930
Phoenix, AZ 85082
J.P. Morgan Clearing Corporation	16.78%
14201 North Dallas Parkway
Floor 11
Dallas, TX 75254
National Financial Services LLC	11.38%
P.O. Box 673004
Dallas, TX 75267
TD Ameritrade Clearing, Inc.	41.41%
Attn.: Mandi Foster
P.O. Box 2577
Omaha, NE 68103

QuantShares U.S. Market Neutral Size Fund:

Nominee Name/Address	Percentage Ownership
Bancorpsouth	18.28%
525 E Capital Street.
Jackson, MS 39201

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Charles Schwab & Co., Inc.	12.87%
ATTN: Proxy
P.O. Box 64930
Phoenix, AZ 85082
Goldman Sachs	19.85%
Proxy Services
Church Street Station
P.O. Box 3197
New York, NY 10008
TD Ameritrade Clearing, Inc.	40.99%
Attn.: Mandi Foster
P.O. Box 2577
Omaha, NE 68103

QuantShares U.S. Market Neutral Anti-Beta Fund:

Nominee Name/Address	Percentage Ownership
Charles Schwab & Co., Inc.	11.73%
ATTN: Proxy
P.O. Box 64930
Phoenix, AZ 85082
National Financial Services LLC	8.38%
P.O. Box 673004
Dallas, TX 75267
PNC Bank	59.75%
4100 West 150th Street
B7-YB17-03-3
Cleveland, OH 44135
TD Ameritrade Clearing, Inc.	6.79%
Attn.: Mandi Foster
P.O. Box 2577
Omaha, NE 68103

QuantShares Hedged Dividend Income Fund:
Nominee Name/Address	Percentage Ownership
J.P. Morgan Clearing Corporation	9.86%
14201 North Dallas Parkway
Floor 11

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Dallas, TX 75254
National Financial Services LLC	27.03%
P.O. Box 673004
Dallas, TX 75267
TD Ameritrade Clearing, Inc.	56.35%
Attn.: Mandi Foster
P.O. Box 2577
Omaha, NE 68103

With respect to the QuantShares Equal Weighted Value Factor Fund, the QuantShares Equal Weighted Low Beta Factor Fund, and the QuantShares Equal Weighted High Momentum Factor Fund, the Adviser owns all of the initial shares issued by the Funds prior to their commencement of investment operations and public launch.

Information about Adviser

William DeRoche, CFA and Ronald C. Martin, Jr., CFA have been the Funds’ portfolio managers since each Fund’s inception. Philip Lee, PhD has been a portfolio manager for each of the Funds since July 2013. The Adviser is owned by Mr. DeRoche and Mr. Martin, who control the Adviser through equity ownership.

Other Accounts Managed by Portfolio Managers

The Funds’ portfolio managers also provide discretionary investment advisory services to separate account clients, primarily through financial intermediaries (unaffiliated registered investment advisers) on a sub-advisory basis.

The following table provides information about the portfolio managers as of June 30, 2015:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
William DeRoche	10	$58,000,000	0	$0	34	$175,000,000	0	$0
Ronald C. Martin	10	$58,000,000	0	$0	34	$175,000,000	0	$0
Philip Lee	10	$58,000,000	0	$0	34	$175,000,000	0	$0

Conflicts of Interest

In the course of providing advisory services for the Funds, the Adviser may simultaneously recommend the sale of a particular security for one Fund or account, if any, while recommending the purchase of the same security

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for another Fund or account, if any, if such recommendations are consistent with each client’s investment strategies.

The Adviser, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Adviser’s clients, such as the Funds. Thus the Adviser may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Adviser may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Adviser, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Adviser may buy or sell securities or other instruments that the Adviser has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Adviser’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Adviser has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person of the Adviser may make security purchases subject to the terms of the Adviser’s Code of Ethics, which is consistent with the requirements of Rule 17j-1 under the 1940 Act.

The Adviser and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Adviser and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Adviser. Accordingly, should the Adviser or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Adviser and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Portfolio Manager Compensation

FFCM has created a competitive compensation program that is designed to attract and retain high-caliber investment professionals. Portfolio Managers are eligible to receive a fixed base salary, an annual incentive bonus, equity ownership as well as benefits. A portfolio manager’s total compensation, inclusive of bonus and equity ownership in the Adviser reflects a portfolio manager’s relative experience and contribution to the firm.

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The annual incentive bonus opportunity provides cash bonuses and equity ownership based upon the overall firm’s performance and individual contributions. At this stage in the growth of the firm, equity ownership is the key incentive compensation for rewarding managers. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount. Overall compensation will depend on the profitability of the Adviser, which is tied to the success of the Funds.

Portfolio Managers are eligible to participate in the firm’s standard employee benefit programs, which include health and welfare programs.

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Disclosure of Securities Ownership

The table below shows the dollar range of equity securities in the Funds beneficially owned by each Portfolio Manager as of June 30, 2015.

Name of Portfolio Manager	Dollar Range of Securities Beneficially Owned
William H. DeRoche	$10,001 - $50,000
Ronald C. Martin, Jr.	$500,001 - $1,000,000
Philip Lee, PhD	$1 - $10,000

Investment Management Agreement

Under an investment management agreement between FFCM and the Trust, on behalf of each Fund (“Management Agreement”), each Fund pays FFCM a fee at an annualized rate, based on its average daily net assets, of 0.50% (for the Long/Short Funds) and 0.25% (for the Long Only Funds). FFCM manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. The address of FFCM is 60 State Street, Suite 700, Boston, MA 02109.

Under the Management Agreement, the Adviser bears all costs associated with providing these advisory services and pays all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Adviser. The Trust pays all expenses of its organization, operations, and business not specifically assumed or agreed to be paid by the Adviser. Without limiting the generality of the foregoing, the Trust pays or arranges for the payment of the following: the costs of preparing, setting in type, printing and mailing of Prospectus, Prospectus supplements, SAIs, annual, semi-annual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; compensation of the officers and Trustees of the Trust who are not officers, directors/trustees, partners or employees of Adviser; principal financial officer fees, CCO fees and Anti-Money Laundering (“AML”) officer fees; all legal and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with regulatory authorities and all fees and expenses incurred in connection with the preparation, setting in type, printing, and filing with necessary regulatory authorities of any registration statement and Prospectus, and any amendments or supplements that may be made from time to time, including registration, filing and other fees in connection with requirements of regulatory authorities; all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself or its Independent Trustees; the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; index licensing fees; all brokers’ commissions and issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; all taxes and corporate fees payable by or with respect to the Trust to federal, state, or other governmental agencies, including preparation of such

39

documents as required by any governmental agency in connection with such taxes; any membership fees, dues or expenses incurred in connection with the Trust’s membership in any trade association or similar organizations; all insurance premiums for fidelity and other coverage; all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; all expenses of pricing of the NAV per share of each Fund, including the cost of any equipment or services to obtain price quotations; and extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

FFCM has contractually undertaken until October 31, 2016 to forgo current payment of fees and/or reimburse expenses of each Fund (the “Contractual Expense Limit”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 1.49% of average daily net assets for each of the Market Neutral Funds; 0.65% of average daily net assets for each of the Long Only Funds; and 0.99% of average daily net assets for the QuantShares Hedged Dividend Income Fund. This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause Operating Expenses to exceed that Fund’s Contractual Expense Limit. Any such repayment must be made within three years from the date the expense was borne by the Adviser. In addition, FFCM has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

FFCM, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. A discussion regarding the basis for the Board’s most recent approval of the Management Agreement is in the report to shareholders for the period ended June 30, 2015.

The Management Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in the Management Agreement. The Management Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Management Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by: (1) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund;

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and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or Interested Persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of a Fund’s shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

The table below shows the actual aggregate advisory fees paid by each Fund, as well as expenses waived or reimbursed by the Adviser, during the three most recent fiscal years:

Name of Fund	Advisory Fees Paid	Reimbursements and Waivers by the Adviser
QuantShares U.S. Market Neutral Momentum Fund
Fiscal year ended June 30, 2015	$6,161	$(237,217)
Fiscal year ended June 30, 2014	$6,260	$(233,737)
Fiscal year ended June 30, 2013	$13,645	$(143,780)
QuantShares U.S. Market Neutral Value Fund
Fiscal year ended June 30, 2015	$12,743	$(215,496)
Fiscal year ended June 30, 2014	$7,211	$(233,032)
Fiscal year ended June 30, 2013	$22,505	$(120,748)
QuantShares U.S. Market Neutral Size Fund
Fiscal year ended June 30, 2015	$8,190	$(237,500)
Fiscal year ended June 30, 2014	$7,934	$(230,617)
Fiscal year ended June 30, 2013	$24,968	$(124,126)
QuantShares U.S. Market Neutral Anti-Beta Fund
Fiscal year ended June 30, 2015	$21,606	$(241,190)
Fiscal year ended June 30, 2014	$23,103	$(225,722)
Fiscal year ended June 30, 2013	$92,701	$(93,808)
QuantShares Hedged Dividend Income Fund
Fiscal year ended June 30, 2015[1]	$7,544	$(94,840)

1The QuantShares Hedged Dividend Income Fund commenced operations on January 15, 2015.

Codes of Ethics

The Trust, Adviser and Foreside Financial Group, on behalf of each of the Distributor, Foreside Compliance Services, LLC and Foreside Management Services, LLC have each adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a Code of Ethics). There can be no assurance that the Codes of Ethics will be effective in preventing such activities. The Codes of Ethics may permit personnel subject to them to purchase and sell securities,

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including securities that may be sold, held or purchased by the Funds. The Trust’s and the Adviser’s Codes of Ethics are on file with the SEC and are available to the public.

Portfolio Holdings Disclosure Policy

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated that Business Day through financial reporting and news services, including the website www.quant-shares.com.

Long/Short Funds

A portfolio composition file (“PCF”) and valuation file will be made available daily to certain of the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem Shares. The PCF will include the long positions in Fund’s portfolio and estimated cash, and the valuation file will include long positions, short positions, and estimated cash in the Fund’s portfolio for valuation purposes (“Valuation File”). Information similar to the Valuation File will be available by email upon request or posted on www.quant-shares.com. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services.

Each Business Day, the PCF will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of the Funds in the secondary market. Daily access to the PCF and Valuation File is permitted: (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants and the Exchange; and (ii) to other personnel of the Adviser and the Distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date

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of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

Long Only Funds

A portfolio composition file (“PCF”) will be made available daily to certain of the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem Shares. The PCF will typically include the long positions in Fund’s portfolio and estimated cash. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services.

Each Business Day, the PCF will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market. Daily access to the PCF File is permitted: (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants and the Exchange; and (ii) to other personnel of the Adviser and the Distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

Information About Other Service Providers

Administrator, Fund Accounting Agent and Transfer Agent

JPMorgan Chase Bank, N.A. (“Administrator”), 70 Fargo Street, Boston, Massachusetts 02210, acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement.

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The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

Custodian

JPMorgan Chase Bank, N.A. (“Custodian”), 4 Chase MetroTech Center, Brooklyn, New York 11245, acts as custodian to the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”), 125 High Street, Boston, Massachusetts 02110, serves as independent registered public accounting firm to the Fund. PwC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600 serves as the Trust’s legal counsel.

Distributor

Foreside Fund Services, LLC, (the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Funds on an agency basis. The Trust has entered into a Distribution Agreement, (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor’s principal address is 3 Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Transactions in Creation Units.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser

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has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Principal Financial Officer, Chief Compliance Officer and AML Officer Services Agreement

The Trust has entered into agreements with Foreside Management Services, LLC (“Foreside Management”) and Foreside Compliance Services, LLC (“Foreside Compliance”), Three Canal Plaza Suite 100, Portland, ME 04101, pursuant to which Foreside Management and Foreside Compliance provide the Trust with the services of individual(s) to serve as the Trust’s principal financial officer, CCO and AML officer. Neither Foreside Management, Foreside Compliance nor the principal financial officer, CCO or AML officer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

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Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Adviser may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under a Plan, however; and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund.

If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually: (1) by the vote of a majority of the Trustees; and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.

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Additional Information Concerning Shares

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on November 19, 2009 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of 8 series. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding of all Funds may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular Fund, only Shares of that Fund may be entitled to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as a securities depositary for the Shares. The Shares of each Fund are represented by a global certificate registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of

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the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc. (“NYSE”) and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at

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such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

Proxy Voting Policy And Procedures

The Board of Trustees (“Board”) has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services.

While proxy voting is not integral to the Adviser’s investment strategy, the Adviser has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are reasonably designed to ensure that the Adviser votes proxies prudently and in the best interest of its advisory clients for whom the Adviser has voting authority, including the Funds. The Adviser retains an independent fiduciary, Institutional Shareholder Services (“ISS”), to vote proxies on behalf of its clients, and periodically conducts due diligence on ISS as part of its

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oversight responsibilities related to the use of ISS. The Adviser does not retain ISS to conduct research concerning the manner in which proxies should be voted.

The Proxy Voting Policy describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting. Specifically, the Adviser seeks to avoid material conflicts of interest by having ISS vote proxies according to detailed, pre-determined guidelines, which the Adviser has determined are in the best interests of all its clients. Thus, absent unusual circumstances or specific client instructions, the Adviser votes proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. The Adviser believes that the ISS guidelines reflect industry best practices; and as the process for voting is automated, the instances in which votes are not cast, or not cast according to the guidelines, is minimized.

The Adviser’s portfolio management team is permitted, under certain circumstances, to vote contrary to the ISS guidelines, provided they believe they are acting in the best interests of clients and complete documentation to substantiate that belief. The Adviser’s CCO performs a review quarterly to ensure that, in any instances where the Adviser voted contrary to the ISS guidelines, the proper documentation was completed.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-617-292-9801 or the website of the SEC, www.sec.gov.

Transactions In Creation Units

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. No Fund will issue fractional Creation Units.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. Investors should be aware that their broker may not be an Authorized

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Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Regular orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently 4:00 p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the Fund’s NAV that day. Orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day than orders effectuated through the Clearing Process. Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

The securities contained in the In-Kind Creation Basket and In-Kind Redemption Basket that represent component securities from the long portion of the relevant Target Index either (a) will correspond pro rata to the long portfolio securities of the relevant Fund, or (b) will not correspond pro rata to the long portfolio securities, provided that the In-Kind Creation Basket and In-Kind Redemption Basket securities (1) consist of the same representative sample of the long portfolio securities designed to generate performance that is highly correlated to the performance of the long portfolio securities, (2) consist only of securities that are already included among the existing long portfolio securities, and (3) are the same for all Authorized Participants on a given Business Day. In either case, the In-Kind Creation Basket and In-Kind Redemption Basket securities and a true pro rata slice of the long portfolio securities may differ solely to the extent necessary (a) because it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement, (b) because, in the case of equity securities, rounding is necessary to eliminate fractional shares or lots that are not tradable round lots, or (c) for temporary periods, to effect changes in the long portfolio securities as a result of the rebalancing of a Target Index.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. Custom orders may be required to be received by the Distributor by 3:00 p.m. Eastern time to be effectuated based on the Fund’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security. Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Shares of the Funds will only be issued against full payment, as further described in the Prospectus and this SAI.

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Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee. The “Creation Transaction Fee” and “Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day. A charge of up to four (4) times the fixed fee (“Variable Fee”) may be imposed as part of the Transaction Fee for, among other things: (i) transactions outside the Clearing Process; and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust. The Adviser, subject to the approval of the Board, may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation and Redemption Baskets, respectively, to and from the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

The Standard Creation Transaction Fee for the Funds is $500 and a Variable Creation Fee of up to $2,000 may be charged. The Standard Redemption Transaction Fee for the Funds is $2,000, and a Variable Redemption Fee of up to 2.00% of the value of the Creation Unit may be charged.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket, which constitutes a representation of the long positions in a Target Index held by a Fund, and Cash Component, or an all cash payment.

The consideration for a Creation Unit generally consists of the In-Kind Creation Basket and a Cash Component, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser.

The Administrator, in a PCF sent via the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the long positions in the Fund’s portfolio at the end of the previous Business Day). The Administrator, through the NSCC, also makes available on each Business Day, the estimated Balancing Amount, effective through and including the previous Business Day.

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The Fund Deposit is applicable for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Adviser are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Placement of Creation Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Administrator in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Adviser have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) of the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner

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so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by 2:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% of the daily marked to market value of the missing securities. To the extent that either such securities are still not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

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Redeeming Creation Units

Fund Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Administrator and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment. Investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

The Administrator, in a PCF sent via the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction). The In-Kind Redemption Basket on a particular Business Day may not be identical to the In-Kind Creation Basket for that day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time, will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. The applicable In- Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Administrator not later than 4:00 p.m., Eastern time on the Transmittal Date; (ii) such order is accompanied or followed by the

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delivery of both: (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date; and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Determination Of Net Asset Value

The net asset value, or NAV, of Shares is generally calculated each Business Day as of the close of regular trading on the NYSE, 4:00 p.m. Eastern time. A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

Taxation

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from: (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” as defined below (the income described in this subparagraph (a), “Qualifying Income”); (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not

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greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in: (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses; or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, for such year.

In general, for purposes of the 90% of gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (defined as a partnership: (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d); and (z) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification requirements described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98.2% of its capital gains in excess of its capital losses

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(adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all such ordinary income and capital gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Options, Futures, and Swaps

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

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More generally, investments by a Fund in options, futures, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.

Constructive Sales

Under certain circumstances, each Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Constructive sale treatment does not generally apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”

Mortgage Pooling Vehicles

The Funds may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”) or which are, or have certain wholly owned subsidiaries that are, taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, Funds investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).

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In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income; and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Master Limited Partnerships and Business Development Companies

The Funds may invest in equity securities of MLPs that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The Funds expect that these MLPs will be treated as “qualified publicly traded partnerships” (as described above). Accordingly, it is expected that the net income derived by a Fund from such investments will be Qualifying Income for purposes of the 90% gross income test. If the MLPs in which a Fund invests, however, do not qualify as qualified publicly traded partnerships or otherwise are not treated as corporations for federal income tax purposes, the income derived by a Fund from such investments may not be Qualifying Income and, therefore, could adversely affect the Fund’s status as a RIC.

As described above, a Fund must limit its investments in qualified publicly traded partnerships to no more than 25% of its total assets as of the end of each quarter of its taxable year in order to maintain its status as a RIC.

The MLPs in which Funds may invest are expected to be treated as partnerships for U.S. federal income tax purposes, and therefore, the cash distributions received by a Fund from an MLP may not correspond to the amount of income allocated to it by the MLP in any given taxable year. If the amount of income allocated by an MLP to a Fund exceeds the amount of cash received by the Fund from such MLP, the Fund may have difficulty making distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and avoiding any income and excise taxes. Accordingly, a Fund may need to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

Funds may also invest in BDCs. BDCs are treated as RICs for federal income tax purposes. Accordingly, income derived by a Fund from such investments will be Qualifying Income.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

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A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

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Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or Shares. Distributions of net capital gains—that is, the excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or Shares, are taxable at long-term capital gains rates, regardless of how long the shareholder has held the Fund’s Shares. Capital Gain Dividends are not eligible for the corporate dividends received deduction.

Distributions attributable to the excess of net gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryforward.

The maximum long term capital gain rates applicable to non-corporate shareholders is 15% (or 20% for taxpayers with taxable income exceeding certain thresholds).

Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as to the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan.

Please consult a tax adviser for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

“Qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the

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181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of deducting investment interest; or (4) if the dividend is received from a foreign corporation that is: (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States); or (b) treated as a passive foreign investment company.

Disposition of Shares

Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if: (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 28%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains

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(such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For taxable years of the Funds beginning before January 1, 2015, the Funds were generally not required to withhold any amounts: (i) with respect to distributions from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the Fund (“interest-related dividends”); and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by a Fund (“short-term capital gain dividends”). Legislation may extend the exemption from withholding for interest-related and short-term capital gain dividends, although at the time of this filing, it is unclear whether or when the legislation will be enacted and, if enacted, what the term of the extension will be (i.e., for one year or two years).

A Fund may opt not to designate dividends as interest-related dividends or short-term capital gain dividends.

If a beneficial owner of Fund Shares who is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless: (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States; or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital gain Dividend and certain other conditions are met.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund will be required to withhold 30% of the ordinary dividends it pays, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or foreign individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as foreign investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service, or with a governmental authority in its own country, in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and may be required to provide other required information to a Fund

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or other withholding agent regarding its U.S. owners, if any. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. entity that invests in a Fund will need to provide a Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. A foreign shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income or net capital gain, as the case may be, the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain, respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income tax and excise tax, and the amount of any undistributed income or gains will be reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. As noted above, investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted.

This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special

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tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax adviser for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

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Other Information

Disclaimers

The Dow Jones Relative Value Index SM, Dow Jones Low Beta Index SM, Dow Jones High Momentum Index SM, and U.S. Market Neutral Indices SM (the “Indices”) are a product of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by FFCM LLC (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensee with respect to the Indices is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensee or the Funds. S&P Dow Jones Indices have no obligation to take the needs of the Licensee’s or the owners of the Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING

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LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FFCM LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The Indxx Hedged Dividend Income Index SM is a product of Indxx, LLC and has been licensed for use. This exchange traded fund (“ETF”) and its common shares are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the shareholders of this ETF or any member of the public regarding the advisability of investing in securities generally or in this ETF particularly or the ability of any data supplied by Indxx, LLC to track general stock market performance. Indxx, LLC’s only relationship to this ETF is the licensing of certain trademarks and trade names of Indxx, LLC and of the data supplied by Indxx, LLC which is determined, composed and calculated by Indxx, LLC without regard to this ETF or its common shares. Indxx, LLC has no obligation to take the needs of FFCM or the shareholders of the ETF into consideration in determining, composing or calculating the data supplied by Indxx, LLC. Indxx, LLC is not responsible for and has not participated in the determination of the prices of the common shares of the ETF or the timing of the issuance or sale of such common shares. Indxx, LLC has no obligation or liability in connection with the administration, marketing or trading of this ETF or its common shares.

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca is not responsible for, nor has it participated, in the determination of the timing of, prices of, or quantities of shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to track the total return performance of its Target Index or the ability of the Target Indexes to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Target Indexes. NYSE Arca does not guarantee the accuracy and/or the completeness of the Target Indexes or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the Target Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Target Index or any data included therein.

68

Financial Statements

The audited financial statements for the Funds for the fiscal year ended June 30, 2015 are incorporated by reference to the Annual Report to shareholders of the Funds for the period ended June 30, 2015, and have been incorporated herein in reliance upon such reports and on the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing.

69

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(i)	Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Trust Instrument. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed March 30, 2011).

	(iii)	Correction to the Trust Instrument. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014).

(b)		Bylaws. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed March 30, 2011).

(c)		Not applicable.

(d)	(i)	Investment Advisory Agreement (QuantShares Funds) (Filed herewith).

	(ii)	Investment Advisory Agreement (O’Shares Funds) (Filed herewith).

(e)	(i)	Distribution Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Amended and Restated Exhibit A to Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed July 10, 2015).

(f)		Not applicable.

(g)	(i)	Global Custody Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Amendment No. 1 to Global Custody Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos 333-173167 and 811-22540 (Filed September 3, 2014).

	(iii)	Amendment No. 2 to Global Custody Agreement. Incorporated by Reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed July 10, 2015).

(h)	(i)	Agency Services Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Amendment No. 1 to Agency Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014).

	(iii)	Amendment No. 2 to Agency Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed July 10, 2015).

	(iv)	Fund Servicing Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(v)	Amendment No. 1 to Fund Servicing Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014).

	(vi)	Amendment No. 2 to Fund Servicing Agreement. Incorporated by Reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed July 10, 2015).

	(vii)	Authorized Participant Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(viii)	Expense Limitation Agreement for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted Value Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted High Momentum Factor Fund (Filed herewith).

	(ix)	Expense Limitation Agreement for O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF. Incorporated by Reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed July 10, 2015).

	(x)	Index Usage Agreement for O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF. Incorporated by Reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed July 10, 2015).

(i)		Opinion and Consent of Counsel (Filed herewith).

(j)		Consent of Independent Registered Public Accounting Firm (Filed herewith).

(k)		Not applicable.

(l)		Agreement for providing initial capital. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 8, 2011).

(m)	(i)	Distribution Plan pursuant to Rule 12b-1. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Amended and Restated Schedule A to Distribution Plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed July 10, 2015).

(n)		Not applicable.

(o)		Power of Attorney for Registrant. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

(p)	(i)	Code of Ethics of FQF Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Code of Ethics of FFCM LLC (Filed herewith).

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Article XI, Section 2 of the Registrant’s Trust Instrument provides that:

(a)      Subject to the exceptions and limitations contained in subsection (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)       as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)       No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)       in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)       To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)       Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 6 of the Investment Advisory Agreements provides that:

A.        Adviser. Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Adviser’s undertaking to do so, that Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Adviser, even though paid by it.

B.        Trustees and Shareholders. Adviser is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Trust Instrument and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one Fund, the obligations hereunder shall be limited to the respective assets of that Fund. The Adviser further agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of the Fund, nor from the Trustees or any individual Trustee of a Trust. This Agreement is executed by each Trust’s Trustees and/or officers in their capacities as Trustees and/or officers and the obligations of this Agreement are not binding upon any of them or the shareholders individually; rather, they are binding only upon the assets and property of the Trust.

C.        Consequential Damages. Neither party shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 6 of the Distribution Agreement provides that:

(a)       The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Adviser in writing or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law; (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement; or (iii) the Trust’s failure to comply in any material respect with applicable securities laws.

The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or product description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of the remainder of its duties or obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.

(b)       The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees or affiliates in connection its activities as Distributor pursuant to this Agreement; (ii) the breach of any obligation, representation or warranty contained in this Agreement by the Distributor; (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations; or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).

Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought on account of its indemnity agreement contained in this Section unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.

(c) No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

Item 31.	Business and Other Connections of Investment Adviser

FFCM LLC (“FFCM”), is a Delaware limited liability company that offers investment management services and is a registered investment adviser. FFCM’s offices are located at 60 State Street, Suite 700, Boston, Massachusetts 02109. Information as to the officers and directors of FFCM is included in its current Form ADV (File No. 801-71685) filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriter

(a)       Foreside Fund Services, LLC (the “Distributor”), whose principal business address is Three Canal Plaza, Suite 100, Portland, ME 04101, is the Registrant’s principal underwriter. The Distributor serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Absolute Shares Trust

2.	AdvisorShares Trust

3.	ALTMFX Trust

4.	American Beacon Funds

5.	American Beacon Select Funds

6.	Ark ETF Trust

7.	Avenue Mutual Funds Trust

8.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

9.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

10.	Bridgeway Funds, Inc.

11.	Calamos ETF Trust

12.	Cane Alternative Strategies Fund, Series of Northern Lights Fund Trust III

13.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

14.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

15.	Context Capital Funds

16.	CornerCap Group of Funds

17.	Corsair Opportunity Fund

18.	Direxion Shares ETF Trust

19.	Evanston Alternative Opportunities Fund

20.	Exchange Listed Funds Trust

21.	FlexShares Trust

22.	Forum Funds

23.	Forum Funds II

24.	FQF Trust

25.	FSI Low Beta Absolute Return Fund

26.	Gottex Trust

27.	Henderson Global Funds

28.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

29.	Horizons ETF Trust

30.	Infinity Core Alternative Fund

31.	Ironwood Institutional Multi-Strategy Fund LLC

32.	Ironwood Multi-Strategy Fund LLC

33.	John Hancock Exchange-Traded Fund Trust

34.	Little Harbor Multistrategy Composite Fund

35.	Manor Investment Funds

36.	Montage Managers Trust

37.	Outlook Funds Trust

38.	Palmer Square Opportunistic Income Fund

39.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

40.	Pine Grove Alternative Fund

41.	Pine Grove Alternative Institutional Fund

42.	Plan Investment Fund, Inc.

43.	PMC Funds, Series of Trust for Professional Managers

44.	Precidian ETFs Trust

45.	Quaker Investment Trust

46.	Recon Capital Series Trust

47.	Renaissance Capital Greenwich Funds

48.	RevenueShares ETF Trust

49.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

50.	Salient MF Trust

51.	SharesPost 100 Fund

52.	Sound Shore Fund, Inc.

53.	Steben Alternative Investment Funds

54.	Steben Select Multi-Strategy Fund

55.	The 504 Fund

56.	The Roxbury Funds

57.	TIFF Investment Program

58.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust

59.	TrimTabs ETF Trust

60.	Turner Funds

61.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

62.	Wintergreen Fund, Inc.

63.	WisdomTree Trust

(b)       The directors and officers of the Registrant’s principal underwriter are:

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Paula R. Watson	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)       Not applicable.

Item 33.	Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust’s service providers, whose addresses are as follows:

JPMorgan Chase Bank, N.A. One Beacon Street, 20th Floor Boston, Massachusetts 02108	FFCM LLC 60 State Street Suite 700, Room 727 Boston, MA 02109	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.	Management Services

None.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 28th day of October 2015.

FQF TRUST
By:	/s/William DeRoche
William DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/William DeRoche	President	October 28, 2015
William DeRoche

/s/Joshua Hunter	Principal Financial Officer and Treasurer	October 28, 2015
Joshua Hunter

/s/Peter A. Ambrosini *	Trustee	October 28, 2015
Peter A. Ambrosini

/s/Joseph A. Franco *	Trustee	October 28, 2015
Joseph A. Franco

/s/Ronald C. Martin, Jr.	Trustee	October 28, 2015
Ronald C. Martin, Jr.

/s/Richard S. Robie III *	Trustee	October 28, 2015
Richard S. Robie III

/s/Stacy L. Fuller
Stacy L. Fuller

*Signatures affixed by Stacy L. Fuller on October 28, 2015 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.

Exhibit Index

EX.99.d.i	Investment Advisory Agreement (QuantShares Funds)

EX.99.d.ii	Investment Advisory Agreement (O’Shares Funds)

EX.99.h.viii	Expense Limitation Agreement for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted Value Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted High Momentum Factor Fund

EX.99.i	Opinion and Consent of Counsel

EX.99.j	Consent of Independent Registered Public Accounting Firm

EX.99.p.ii	Code of Ethics of FFCM LLC